                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------

                                   FORM N-CSRS

                                    ---------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04101

                        Excelsior Tax-Exempt Funds, Inc.
               (Exact name of registrant as specified in charter)

                                    ---------

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of principal executive offices) (Zip code)

                            Michael R. Rosella, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              75 East 55/th/ Street
                            New York, New York 10022
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-446-1012

                     Date of fiscal year end: March 31, 2004

                  Date of reporting period: September 30, 2003

Item 1. Reports to Stockholders.

Excelsior Tax-Exempt Funds, Inc. currently offers shares in seven managed investment portfolios: Tax-Exempt Money Fund, New York Tax-Exempt Money Fund, Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund, New York Intermediate-Term Tax-Exempt Fund and California Tax-Exempt Income Fund. Each Portfolio is included in one of the two reports included herein.

[LOGO] EXCELSIOR FUNDS
Advised by U.S. TRUST


                                 MONEY MARKET
                                  PORTFOLIOS

                              SEMI-ANNUAL REPORT

                              September 30, 2003

                               TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
        STATEMENTS OF ASSETS AND LIABILITIES......................   1
        STATEMENTS OF OPERATIONS..................................   2
        STATEMENTS OF CHANGES IN NET ASSETS.......................   3
        FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS   4
        PORTFOLIOS OF INVESTMENTS
           Money Fund.............................................   6
           Government Money Fund..................................   7
           Treasury Money Fund....................................   8
           Tax-Exempt Money Fund..................................   9
           New York Tax-Exempt Money Fund.........................  14
        NOTES TO FINANCIAL STATEMENTS.............................  17
        REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS.........  25

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

.. Initial Purchase and Prospectus Information and Shareholder Services
  1-800-446-1012 (From overseas, call 617-483-7297)
.. Current Price and Yield Information 1-800-446-1012
.. Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

      Excelsior Funds
      P.O. Box 8529
      Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, N.A., THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

Excelsior Funds
Statements of Assets and Liabilities
September 30, 2003


                                                                                                       New York
                                                            Government     Treasury     Tax-Exempt    Tax-Exempt
                                                Money         Money         Money         Money         Money
                                                Fund           Fund          Fund          Fund          Fund
                                           --------------  ------------  ------------ -------------- ------------
ASSETS:
 Investments, at cost--see accompanying
  portfolios.............................. $2,151,808,096  $710,327,807  $543,798,462 $2,036,429,782 $477,013,413
                                           ==============  ============  ============ ============== ============
 Investments, at value (Note 1)........... $2,151,808,096  $710,327,807  $543,798,462 $2,036,429,782 $477,013,413
 Cash.....................................             --            --            --          7,810           --
 Interest receivable......................        312,574        10,605         8,805      2,772,624    1,222,757
 Receivable for investments sold..........             --            --            --             --    8,020,000
 Receivable for fund shares sold..........        345,052         2,604           550          8,183       51,300
                                           --------------  ------------  ------------ -------------- ------------
  Total Assets............................  2,152,465,722   710,341,016   543,807,817  2,039,218,399  486,307,470
LIABILITIES:
 Payable for dividends declared...........        973,166       325,244       144,807        785,276      138,581
 Payable for fund shares redeemed.........         35,078           500        11,340          5,315      367,124
 Payable for investments purchased........             --            --            --             --   15,225,000
 Investment advisory fees payable
  (Note 2)................................        146,661       104,344       107,019        227,905      117,956
 Administration fees payable (Note 2).....         80,661        65,771        47,047        190,771       44,340
 Shareholder servicing fees payable
  (Note 2)................................        449,821        77,604        39,244        292,546       20,032
 Directors' fees payable (Note 2).........         13,561           133             3          7,279        1,863
 Due to custodian bank....................            633           544            --             --       13,300
 Accrued expenses and other payables......        428,574        86,790        82,004        340,025       84,936
                                           --------------  ------------  ------------ -------------- ------------
  Total Liabilities.......................      2,128,155       660,930       431,464      1,849,117   16,013,132
                                           --------------  ------------  ------------ -------------- ------------
NET ASSETS................................ $2,150,337,567  $709,680,086  $543,376,353 $2,037,369,282 $470,294,338
                                           ==============  ============  ============ ============== ============
NET ASSETS consist of:
 Distributions in excess of net investment
  income.................................. $          (31) $         --  $         -- $           -- $         --
 Accumulated net realized gain (loss) on
  investments.............................        (51,079)      (34,877)        6,983        325,287       12,471
 Par value (Note 4).......................      2,150,585       709,781       543,379      2,037,294      470,283
 Paid-in capital in excess of par value...  2,148,238,092   709,005,182   542,825,991  2,035,006,701  469,811,584
                                           --------------  ------------  ------------ -------------- ------------
Total Net Assets.......................... $2,150,337,567  $709,680,086  $543,376,353 $2,037,369,282 $470,294,338
                                           ==============  ============  ============ ============== ============
Net Assets:
 Shares................................... $1,580,954,285  $709,680,086  $543,376,353 $2,037,369,282 $470,294,338
 Institutional Shares.....................    569,383,282            --            --             --           --
Shares of Common Stock Outstanding
 (Note 4):
 Shares...................................  1,581,199,668   709,780,819   543,379,497  2,037,293,844  470,282,777
 Institutional Shares.....................    569,384,980            --            --             --           --
NET ASSET VALUE PER SHARE:
 Shares...................................          $1.00         $1.00         $1.00          $1.00        $1.00
                                                    =====         =====         =====          =====        =====
 Institutional Shares.....................          $1.00            --            --             --           --
                                                    =====         =====         =====          =====        =====

                      See Notes to Financial Statements.

Excelsior Funds
Statements of Operations
Six Months Ended September 30, 2003



                                                                                              New York
                                                        Government   Treasury    Tax-Exempt  Tax-Exempt
                                              Money       Money       Money        Money       Money
                                              Fund         Fund        Fund         Fund        Fund
                                           -----------  ----------  ----------  -----------  ----------
INVESTMENT INCOME:
 Interest income.......................... $12,840,477  $3,539,335  $2,814,766  $10,839,695  $2,587,705
                                           -----------  ----------  ----------  -----------  ----------
EXPENSES:
 Investment advisory fees (Note 2)........   2,774,183     806,183     808,894    2,652,368   1,288,303
 Shareholder servicing fees--Shares
  (Note 2)................................   2,263,932     296,340     191,651    1,437,113     103,633
 Shareholder servicing fees--Institutional
  Shares (Note 2).........................     252,640          --          --           --          --
 Administration fees (Note 2).............   1,678,381     487,203     407,821    1,604,998     389,882
 Legal and audit fees.....................     145,442      50,086      44,362      168,688      42,304
 Custodian fees...........................      87,082      18,867      24,239       98,013      28,284
 Transfer agent fees......................      60,345       9,428      15,642       12,970       9,002
 Registration and filing fees.............      23,735       9,170      11,333       23,270       6,026
 Directors' fees and expenses (Note 2)....      22,122       8,773       7,515       46,069      11,316
 Shareholder reports......................      10,491       3,084       2,806       11,365       2,784
 Miscellaneous expenses...................      41,933      16,108      15,179       56,523      14,368
                                           -----------  ----------  ----------  -----------  ----------
  Total Expenses..........................   7,360,286   1,705,242   1,529,442    6,111,377   1,895,902
 Fees waived and reimbursed by:
  Investment adviser (Note 2).............  (1,901,821)   (151,344)    (99,874)  (1,028,306)   (525,445)
  Administrators (Note 2).................  (1,127,848)   (128,991)   (107,853)    (424,383)   (103,065)
                                           -----------  ----------  ----------  -----------  ----------
  Net Expenses............................   4,330,617   1,424,907   1,321,715    4,658,688   1,267,392
                                           -----------  ----------  ----------  -----------  ----------
NET INVESTMENT INCOME.....................   8,509,860   2,114,428   1,493,051    6,181,007   1,320,313
                                           -----------  ----------  ----------  -----------  ----------
REALIZED GAIN (LOSS) ON INVESTMENTS
 (NOTE 1):
 Net realized gain (loss) on security
  transactions............................     (23,931)     (5,556)      3,660       14,365         829
                                           -----------  ----------  ----------  -----------  ----------
 Net increase in net assets resulting from
  operations.............................. $ 8,485,929  $2,108,872  $1,496,711  $ 6,195,372  $1,321,142
                                           ===========  ==========  ==========  ===========  ==========


                      See Notes to Financial Statements.

Excelsior Funds
Statements of Changes in Net Assets

                                                                                                          New York
                                                            Government     Treasury      Tax-Exempt      Tax-Exempt
                                               Money          Money         Money          Money           Money
                                               Fund            Fund          Fund           Fund            Fund
                                          --------------  -------------  ------------  --------------  -------------
Six Months Ended September 30, 2003
Net investment income.................... $    8,509,860  $   2,114,428  $  1,493,051  $    6,181,007  $   1,320,313
Net realized gain (loss) on security
 transactions............................        (23,931)        (5,556)        3,660          14,365            829
                                          --------------  -------------  ------------  --------------  -------------
Net increase in net assets resulting from
 operations..............................      8,485,929      2,108,872     1,496,711       6,195,372      1,321,142
Distributions to shareholders:
 From net investment income
  Shares.................................     (5,884,527)    (2,114,428)   (1,493,051)     (6,181,007)    (1,320,313)
  Institutional Shares...................     (2,625,364)            --            --              --             --
                                          --------------  -------------  ------------  --------------  -------------
     Total distributions.................     (8,509,891)    (2,114,428)   (1,493,051)     (6,181,007)    (1,320,313)
                                          --------------  -------------  ------------  --------------  -------------
Increase (decrease) in net assets from
 fund share transactions (Note 4):
  Shares.................................   (206,880,052)   115,189,492   (28,625,343)   (243,907,733)   (78,280,593)
  Institutional Shares...................     21,263,945             --            --              --             --
                                          --------------  -------------  ------------  --------------  -------------
     Total from fund share
      transactions.......................   (185,616,107)   115,189,492   (28,625,343)   (243,907,733)   (78,280,593)
                                          --------------  -------------  ------------  --------------  -------------
Net increase (decrease) in net assets....   (185,640,069)   115,183,936   (28,621,683)   (243,893,368)   (78,279,764)
NET ASSETS:
 Beginning of period.....................  2,335,977,636    594,496,150   571,998,036   2,281,262,650    548,574,102
                                          --------------  -------------  ------------  --------------  -------------
 End of period (1)....................... $2,150,337,567  $ 709,680,086  $543,376,353  $2,037,369,282  $ 470,294,338
                                          ==============  =============  ============  ==============  =============
--------
(1)Including distributions in excess of
   net investment income                  $          (31)            --            --              --             --
                                          ==============  =============  ============  ==============  =============
Year Ended March 31, 2003
Net investment income.................... $   32,216,854  $   8,597,692  $  6,332,776  $   23,541,551  $   5,261,693
Net realized gain on security
 transactions............................            900          3,572         3,323         331,711         53,989
                                          --------------  -------------  ------------  --------------  -------------
Net increase in net assets resulting from
 operations..............................     32,217,754      8,601,264     6,336,099      23,873,262      5,315,682
Distributions to shareholders:
 From net investment income
  Shares.................................    (22,588,431)    (8,291,220)   (6,364,693)    (23,466,099)    (5,188,979)
  Institutional Shares...................     (9,382,533)            --            --              --             --
 From net realized gain on
  investments............................             --             --            --         (24,155)       (23,128)
                                          --------------  -------------  ------------  --------------  -------------
     Total distributions.................    (31,970,964)    (8,291,220)   (6,364,693)    (23,490,254)    (5,212,107)
                                          --------------  -------------  ------------  --------------  -------------
Increase (decrease) in net assets from
 fund share transactions (Note 4):
  Shares.................................    (14,462,035)  (201,100,703)  (32,254,682)   (241,575,086)  (147,622,258)
  Institutional Shares...................    238,227,587             --            --              --             --
                                          --------------  -------------  ------------  --------------  -------------
     Total from fund share
      transactions.......................    223,765,552   (201,100,703)  (32,254,682)   (241,575,086)  (147,622,258)
                                          --------------  -------------  ------------  --------------  -------------
Net increase (decrease) in net assets....    224,012,342   (200,790,659)  (32,283,276)   (241,192,078)  (147,518,683)
NET ASSETS:
 Beginning of year.......................  2,111,965,294    795,286,809   604,281,312   2,522,454,728    696,092,785
                                          --------------  -------------  ------------  --------------  -------------
 End of year............................. $2,335,977,636  $ 594,496,150  $571,998,036  $2,281,262,650  $ 548,574,102
                                          ==============  =============  ============  ==============  =============


                      See Notes to Financial Statements.

Excelsior Funds
Financial Highlights -- Selected Per Share Data and Ratios



For a Fund share outstanding throughout each period.
                                                                                           Dividends  Distributions
                                     Net Asset Value,    Net      Net Realized  Total From  From Net     From Net
                                       Beginning of   Investment  Gain (Loss)   Investment Investment Realized Gain
                                          Period        Income   on Investments Operations   Income   on Investments
                                     ---------------- ---------- -------------- ---------- ---------- --------------
MONEY FUND
 Shares -- (5/3/85*)
 Year Ended March 31,
 1999...............................      $1.00        $0.04901           --     $0.04901  $(0.04901)          --
 2000...............................       1.00         0.05005           --      0.05005   (0.05005)          --
 2001...............................       1.00         0.05804           --      0.05804   (0.05804)          --
 2002...............................       1.00         0.02741    $ 0.00010      0.02751   (0.02751)          --
 2003...............................       1.00         0.01255     (0.00010)     0.01245   (0.01245)          --
 Six Months Ended September 30, 2003       1.00         0.00359           --      0.00359   (0.00359)          --
GOVERNMENT MONEY FUND -- (5/8/85*)
 Year Ended March 31,
 1999...............................      $1.00        $0.04838           --     $0.04838  $(0.04838)          --
 2000...............................       1.00         0.05004           --      0.05004   (0.05004)          --
 2001...............................       1.00         0.05752           --      0.05752   (0.05752)          --
 2002...............................       1.00         0.02585    $ 0.00038      0.02623   (0.02623)          --
 2003...............................       1.00         0.01199     (0.00039)     0.01160   (0.01160)          --
 Six Months Ended September 30, 2003       1.00         0.00334           --      0.00334   (0.00334)          --
TREASURY MONEY FUND -- (2/13/91*)
 Year Ended March 31,
 1999...............................      $1.00        $0.04543    $ 0.00002     $0.04545  $(0.04545)          --
 2000...............................       1.00         0.04560           --      0.04560   (0.04560)          --
 2001...............................       1.00         0.05339           --      0.05339   (0.05339)          --
 2002...............................       1.00         0.02451     (0.00002)     0.02449   (0.02449)          --
 2003...............................       1.00         0.01085      0.00004      0.01089   (0.01089)          --
 Six Months Ended September 30, 2003       1.00         0.00276           --      0.00276   (0.00276)          --
TAX-EXEMPT MONEY FUND -- (5/24/85*)
 Year Ended March 31,
 1999...............................      $1.00        $0.02911           --     $0.02911  $(0.02911)          --
 2000...............................       1.00         0.02946    $(0.00001)     0.02945   (0.02945)          --
 2001...............................       1.00         0.03580           --      0.03580   (0.03580)          --
 2002...............................       1.00         0.01862      0.00013      0.01875   (0.01865)   $(0.00010)
 2003...............................       1.00         0.00967     (0.00002)     0.00965   (0.00964)    (0.00001)
 Six Months Ended September 30, 2003       1.00         0.00291           --      0.00291   (0.00291)          --
NEW YORK TAX-EXEMPT MONEY FUND -- (8/3/98*)
 Period Ended March 31, 1999........      $1.00        $0.01711           --     $0.01711  $(0.01711)          --
 Year Ended March 31,
 2000...............................       1.00         0.02809           --      0.02809   (0.02809)          --
 2001...............................       1.00         0.03431           --      0.03431   (0.03431)          --
 2002...............................       1.00         0.01758    $ 0.00011      0.01769   (0.01769)          --
 2003...............................       1.00         0.00884     (0.00007)     0.00877   (0.00873)   $(0.00004)
 Six Months Ended September 30, 2003       1.00         0.00255           --      0.00255   (0.00255)          --

* Commencement of Operations
(1)Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
(2)Not Annualized
(3)Annualized


                      See Notes to Financial Statements.


                                                              Ratio of Net      Ratio of Gross      Ratio of Net
                                                           Operating Expenses Operating Expenses     Investment       Fee
    Total     Net Asset Value,  Total     Net Assets, End      to Average         to Average         Income to      Waivers
Distributions  End of Period    Return   of Period (000's)     Net Assets       Net Assets(1)    Average Net Assets (Note 2)
------------- ---------------- ------    ----------------- ------------------ ------------------ ------------------ --------

  $(0.04901)       $1.00        5.01%       $  973,668            0.48%              0.52%              4.85%       $0.00049
   (0.05005)        1.00        5.08%        1,467,183            0.47%              0.58%              5.05%        0.00104
   (0.05804)        1.00        5.96%        1,891,042            0.47%              0.71%              5.84%        0.00238
   (0.02751)        1.00        2.79%        1,802,136            0.44%              0.74%              2.76%        0.00295
   (0.01245)        1.00        1.25%        1,787,852            0.39%              0.43%              1.25%        0.00033
   (0.00359)        1.00        0.36%(2)     1,580,955            0.44%(3)           0.71%(3)           0.72%(3)     0.00137

  $(0.04838)       $1.00        4.95%       $  641,831            0.47%              0.50%              4.85%       $0.00029
   (0.05004)        1.00        5.08%          772,690            0.47%              0.50%              5.01%        0.00035
   (0.05752)        1.00        5.91%        1,427,560            0.46%              0.48%              5.76%        0.00029
   (0.02623)        1.00        2.65%          795,287            0.43%              0.49%              2.72%        0.00063
   (0.01160)        1.00        1.17%          594,496            0.39%              0.47%              1.21%        0.00082
   (0.00334)        1.00        0.33%(2)       709,680            0.44%(3)           0.53%(3)           0.66%(3)     0.00044

  $(0.04545)       $1.00        4.64%       $  499,217            0.52%              0.55%              4.55%       $0.00029
   (0.04560)        1.00        4.62%          525,394            0.51%              0.53%              4.58%        0.00021
   (0.05339)        1.00        5.47%          615,926            0.50%              0.55%              5.35%        0.00046
   (0.02449)        1.00        2.48%          604,281            0.48%              0.54%              2.42%        0.00062
   (0.01089)        1.00        1.09%          571,998            0.45%              0.53%              1.08%        0.00075
   (0.00276)        1.00        0.28%(2)       543,376            0.49%(3)           0.57%(3)           0.55%(3)     0.00039

  $(0.02911)       $1.00        2.95%       $1,503,069            0.46%              0.52%              2.91%       $0.00059
   (0.02945)        1.00        2.96%        2,051,108            0.46%              0.52%              2.97%        0.00066
   (0.03580)        1.00        3.64%        2,617,329            0.45%              0.53%              3.59%        0.00075
   (0.01875)        1.00        1.89%        2,522,455            0.44%              0.58%              1.85%        0.00136
   (0.00965)        1.00        0.97%        2,281,263            0.39%              0.54%              0.97%        0.00158
   (0.00291)        1.00        0.29%(2)     2,037,369            0.44%(3)           0.58%(3)           0.58%(3)     0.00069

  $(0.01711)       $1.00        1.72%(2)    $  305,719            0.47%(3)           0.79%(3)           2.24%(3)    $0.00219

   (0.02809)        1.00        2.82%          421,393            0.54%              0.71%              2.84%        0.00174
   (0.03431)        1.00        3.49%          682,445            0.51%              0.72%              3.43%        0.00214
   (0.01769)        1.00        1.78%          696,093            0.48%              0.71%              1.76%        0.00228
   (0.00877)        1.00        0.88%          548,574            0.44%              0.49%              0.89%        0.00043
   (0.00255)        1.00        0.25%(2)       470,294            0.49%(3)           0.74%(3)           0.51%(3)     0.00122


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Money Fund

  Principal                                                               Value
   Amount                                                        Rate    (Note 1)
-------------                                                    ----  ------------
CERTIFICATE OF DEPOSIT -- 4.65%
$ 100,000,000 Wells Fargo Co., 10/28/03 (Cost $100,000,000)..... 1.06% $100,000,000

                                                                       ------------
COMMERCIAL PAPER -- 37.18%
  100,000,000 Abbey National, Discount Note, 10/15/03........... 1.05    99,959,167
   50,000,000 American Express, Discount Note, 10/15/03......... 1.05    49,979,583
  100,000,000 Atlantic Asset, Discount Note, 10/20/03........... 1.06    99,944,055
   50,000,000 Coca-Cola Co., Discount Note, 10/14/03............ 1.02    49,981,583
   50,000,000 General Electric Capital Corp., Discount Note,
               11/17/03......................................... 1.07    49,930,153
   50,000,000 General Electric Co., Discount Note, 10/15/03..... 1.04    49,979,778
   50,000,000 Household Finance Corp., Discount Note, 11/25/03.. 1.06    49,919,028
   50,000,000 IBM Credit Corp., Discount Note, 10/16/03......... 1.02    49,978,750
   50,000,000 Morgan Stanley, Discount Note, 10/15/03........... 1.04    49,979,778
   50,000,000 Mortgage Interest Networking Trust, Discount
               Note, 10/15/03................................... 1.07    49,979,194
   50,000,000 Proctor & Gamble, Discount Note, 10/09/03......... 1.03    49,988,556
   50,000,000 Receivables Capital, Discount Note, 10/15/03...... 1.06    49,979,389
  100,000,000 Toronto Dominion Holding, Discount Note, 10/17/03. 1.05    99,953,333

                                                                       ------------
              TOTAL COMMERCIAL PAPER (Cost $799,552,347)........        799,552,347

                                                                       ------------
CORPORATE BONDS -- 6.52%
   45,000,000 #American Express Credit, MTN, Series B, 11/10/03. 1.19    45,004,270

  Principal                                                                Value
   Amount                                                        Rate     (Note 1)
-------------                                                    ----  --------------
CORPORATE BONDS -- (continued)
$  40,000,000 #International Lease Finance Corp., 02/13/04...... 1.33% $   40,024,062
   55,000,000 #International Lease Finance Corp., MTN, Series
               M, 11/03/03...................................... 2.01      55,035,189

                                                                       --------------
              TOTAL CORPORATE BONDS (Cost $140,063,521)                   140,063,521

                                                                       --------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 51.35%
   75,000,000 Federal Farm Credit Bank, Discount Note, 10/03/03. 1.00      74,995,833
  350,000,000 Federal Home Loan Bank, Discount Note, 10/03/03... 1.03     349,980,031
              Federal Home Loan Mortgage Corporation, Discount
               Note,
  100,000,000  10/30/03......................................... 1.06      99,914,611
  250,000,000  12/11/03......................................... 1.08     249,467,500
              Federal National Mortgage Association, Discount
  300,000,000  Note, 10/15/03................................... 1.03     299,879,833
   30,000,000  10/22/03......................................... 1.03      29,981,975

                                                                       --------------
              TOTAL U.S. GOVERNMENT & AGENCY
               OBLIGATIONS (Cost $1,104,219,783)                        1,104,219,783

                                                                       --------------

   Shares
-------------
OTHER SHORT-TERM INVESTMENT -- 0.37%
    7,972,445 @Dreyfus Government Cash Management Fund (Cost
                $7,972,445).....................................            7,972,445

                                                                       --------------

TOTAL INVESTMENTS (Cost $2,151,808,096*).......... 100.07% $2,151,808,096
OTHER ASSETS & LIABILITIES (NET)..................  (0.07)     (1,470,529)
                                                   ------  --------------
NET ASSETS........................................ 100.00% $2,150,337,567
                                                   ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
@ Registered Investment Company
# Variable or floating rate securities--rate disclosed is as of September 30,
  2003.
Discount Note--The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.
MTN--Medium Term Note

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Government Money Fund

 Principal                                                               Value
  Amount                                                        Rate    (Note 1)
------------                                                    ----  ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 98.60%
$ 50,000,000 Federal Farm Credit Bank, Discount Note, 10/02/03. 1.00% $ 49,998,611
  75,000,000  10/06/03......................................... 0.98    74,989,792
             Federal Home Loan Bank, Discount Note,
  75,000,000  10/01/03......................................... 1.03    75,000,000
 150,000,000  10/03/03......................................... 1.03   149,991,442
 200,000,000  10/24/03......................................... 1.03   199,868,708
  30,000,000  10/29/03......................................... 1.05    29,975,523
 100,000,000 Federal Home Loan Mortgage Corporation, Discount
              Note, 10/28/03................................... 1.04    99,922,000
  20,000,000 Federal National Mortgage Association, Discount
              Note, 10/22/03................................... 1.03    19,987,983

                                                                      ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost
              $699,734,059)..........................................  699,734,059

                                                                      ------------

                                                                     Value
  Shares                                                            (Note 1)
----------                                                    -   ------------
OTHER SHORT-TERM INVESTMENT -- 1.49%
10,593,748 @Dreyfus Treasury Prime Cash Management
             Fund (Cost $10,593,748).........................     $ 10,593,748

                                                                  ------------

TOTAL INVESTMENTS (Cost $710,327,807*)................... 100.09% $710,327,807
OTHER ASSETS & LIABILITIES (NET).........................  (0.09)     (647,721)
                                                          ------  ------------
NET ASSETS............................................... 100.00% $709,680,086
                                                     =    ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
@ Registered Investment Company
Discount Note--The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2003
Treasury Money Fund

 Principal                                                               Value
  Amount                                                        Rate    (Note 1)
------------                                                    ----  ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 98.39%
$ 75,000,000 Federal Farm Credit Bank, Discount Note, 10/03/03. 1.00% $ 74,995,833
             +United States Treasury Bills,
  30,000,000  10/02/03......................................... 0.84    29,999,300
  45,000,000  10/09/03......................................... 0.65    44,993,500
 200,000,000  10/23/03......................................... 0.90   199,893,361
  85,000,000  10/30/03......................................... 0.95    84,934,952
 100,000,000  12/26/03......................................... 0.92    99,780,222

                                                                      ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost
              $534,597,168)..........................................  534,597,168

                                                                      ------------

                                                                                                      Value
  Shares                                                                                             (Note 1)
-----------                                                                                        ------------
OTHER SHORT-TERM INVESTMENT -- 1.69%
  9,201,294             @Dreyfus Treasury Prime Cash Management Fund (Cost
                          $9,201,294)............................................................. $  9,201,294

                                                                                                   ------------
TOTAL INVESTMENTS
 (Cost $543,798,462*).......................................................... 100.08%            $543,798,462
OTHER ASSETS & LIABILITIES (NET)...............................................  (0.08)                (422,109)
                                                                                ------             ------------
NET ASSETS..................................................................... 100.00%            $543,376,353
                                                                                ======             ============

--------
* Aggregate cost for Federal tax and book purposes.
@ Registered Investment Company
+ The rate shown is the effective yield at the time of purchase.
Discount Note--The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.

                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
Tax-Exempt Money Fund


 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 86.36%
$11,000,000 +Alaska State, Housing Finance Authority, State
             Capital Project, Revenue Bonds, Series C,
             (MBIA), 1.080%, 07/01/22......................... $11,000,000
 16,750,000 Ann Arundell County, Maryland, Commercial
             Paper, 1.000%, 11/10/03..........................  16,750,000
 10,000,000 +Atlanta, Georgia, Water & Waste Authority,
             Revenue Bonds, Series B, (FSA), 1.050%, 11/01/38.  10,000,000
 10,500,000 Baltimore, Maryland, Commercial Paper, 0.890%,
             11/07/03.........................................  10,500,000
 45,000,000 Burke County, Georgia, Commercial Paper, 0.900%,
             12/11/03.........................................  45,000,000
  4,800,000 +Carbon County, Wyoming, Pollution Control, Amoco
             Project, Revenue Bonds, 1.100%, 11/01/14.........   4,800,000
 44,430,000 +Charlotte, North Carolina, Water & Sewer System,
             Revenue Bonds, Series B, 1.100%, 07/01/27........  44,430,000
 12,200,000 +Chicago, Illinois, Board of Education, General
             Obligation Bonds, Series D, (FSA), 1.100%,
             03/01/32.........................................  12,200,000
 30,000,000 +Chicago, Illinois, Metropolitan Water
             Reclamation District Project, General Obligation
             Bonds, Series A, 1.100%, 12/01/31................  30,000,000
 20,595,000 +Chicago, Illinois, Sales Tax, Revenue Bonds,
             (FGIC), 1.100%, 01/01/34.........................  20,595,000
 10,000,000 +Clark County, Nevada, School District, General
             Obligation Bonds, Series A, (FSA), 1.150%,
             06/15/21.........................................  10,000,000
 15,000,000 +Cleveland, Ohio, Waterworks Revenue Authority,
             Revenue Bonds, Series L, (FGIC), 0.950%, 01/01/33  15,000,000

 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$ 7,820,000 Connecticut State, General Obligation Bonds,
             Series C, 3.000%, 12/15/03....................... $ 7,853,606
  7,510,000 +Dallas, Texas, General Obligation Bonds, 1.140%,
             02/15/15.........................................   7,510,000
 10,000,000 +Detroit, Michigan, Sewage Disposal, Revenue
             Bonds, Series A, (MBIA), 1.050%, 07/01/23........  10,000,000
 39,170,000 +Detroit, Michigan, Sewage Disposal, Revenue
             Bonds, Series C-1, (FSA), 1.050%, 07/01/27.......  39,170,000
 51,805,000 +Detroit, Michigan, Sewage Disposal, Revenue
             Bonds, Series C-2, (FGIC), 1.050%, 07/01/29......  51,805,000
 23,900,000 +District of Columbia, General Obligation Bonds,
             Series D, (FGIC), 1.100%, 06/01/29...............  23,900,000
  9,000,000 Dover & Sherborn, Massachusetts, Regional School
             District, Bond Anticipation Notes, 1.250%,
             11/14/03.........................................   9,001,940
 13,665,000 +Florida State, Board of Education, General
             Obligation Bonds, Series 374, 1.140%, 06/01/22...  13,665,000
  9,304,000 Gainesville, Florida, Commercial Paper, 0.900%,
             12/10/03.........................................   9,304,000
 15,000,000 +Gwinnett County, Georgia, Development Authority,
             Civic & Cultural Project, Revenue Bonds, 1.050%,
             09/01/31.........................................  15,000,000
 10,420,000 +Hawaii State, Munitops Certificates Trust,
             General Obligation Bonds, (FSA), 1.260%, 07/01/10  10,420,000
 12,520,000 +Hennepin County, Minnesota, General Obligation
             Bonds, Series B, 0.950%, 12/01/20................  12,520,000


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
Tax-Exempt Money Fund -- (continued)

 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$23,000,000 Intermountain Power Agency, Utah, Commercial
             Paper, Series B, 0.900%, 10/09/03................ $23,000,000
 31,500,000 Intermountain Power Agency, Utah, Commercial
             Paper, Series B-5, 0.850%, 10/08/03..............  31,500,000
 15,185,000 +Intermountain Power Agency, Utah, Revenue Bonds,
             Series F, (AMBAC), 0.950%, 07/01/18..............  15,185,000
 10,000,000 Jacksonville, Florida, Commercial Paper, Series
             C-1, 0.850%, 10/07/03............................  10,000,000
  8,505,000 +Jacksonville, Florida, Water & Sewer System,
             Revenue Bonds, Series N-8, 1.170%, 10/01/23......   8,505,000
 24,105,000 +Kansas State, Department of Highway
             Transportation, Revenue Bonds, Series B-3,
             1.050%, 09/01/19.................................  24,105,000
 11,000,000 +Kansas State, Department of Highway
             Transportation, Revenue Bonds, Series C-1,
             1.050%, 09/01/19.................................  11,000,000
 25,700,000 King County, Washington, Sewer Authority,
             Commercial Paper, 0.850%, 11/13/03...............  25,700,000
  5,950,000 +Lincoln County, Wyoming, Pollution Control,
             Amoco Project, Revenue Bonds, 1.050%, 10/01/12...   5,950,000
 13,400,000 Long Island Power Authority, New York, Commercial
             Paper, 0.950%, 02/09/04..........................  13,400,000
 12,500,000 +Loudoun County, Virginia, Industrial Development
             Authority, Howard Hughes Medical Project,
             Revenue Bonds, Series F, 1.050%, 02/15/38........  12,500,000
 17,300,000 +Mecklenburg County, North Carolina, General
             Obligation Bonds, Series 1996B, 1.050%, 03/01/15.  17,300,000

 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$23,600,000 +Mecklenburg County, North Carolina, General
             Obligation Bonds, Series 1996C, 1.050%, 03/01/14. $23,600,000
            Metropolitan Government Nashville & Davidson
 10,000,000  County, Commercial Paper, 0.900%, 12/03/03.......  10,000,000
 16,000,000  0.900%, 01/07/04.................................  16,000,000
  8,000,000  0.970%, 02/11/04.................................   8,000,000
 39,300,000 +Metropolitan Government Nashville & Davidson
             County, Health & Educational Facilities Board,
             Revenue Bonds, Series A, 1.000%, 10/01/30........  39,300,000
 18,000,000 Michigan State, Building Authority, Commercial
             Paper, 1.000%, 10/23/03..........................  18,000,000
 45,000,000 +Michigan State, Building Authority, Multimodal
             Facilities Program, Revenue Bonds, 1.100%,
             10/15/37.........................................  45,000,000
 20,000,000 +Michigan State, Building Authority, Revenue
             Bonds, 1.000%, 10/15/36..........................  20,000,000
 10,000,000 Michigan State, Commercial Paper, 0.950%, 10/14/03  10,000,000
 18,397,500 +Michigan State, Municipal Board Authority,
             Revenue Bonds, Series 718, 1.140%, 10/01/20......  18,397,500
 10,000,000 +Michigan State, Technological University,
             Revenue Bonds, Series A, (AMBAC), 1.050%,
             10/01/18.........................................  10,000,000
 12,795,000 +Minneapolis, Minnesota, Convention Center
             Project, General Obligation Bonds, 0.950%,
             12/01/18.........................................  12,795,000
 12,000,000 +Minneapolis, Minnesota, General Obligation
             Bonds, 0.950%, 12/01/18..........................  12,000,000
  2,000,000 +Minneapolis, Minnesota, General Obligation
             Bonds, Series A, 0.950%, 03/01/27................   2,000,000
  2,235,000 +Minneapolis, Minnesota, General Obligation
             Bonds, Series B, 0.950%, 12/01/07................   2,235,000

                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
Tax-Exempt Money Fund -- (continued)

 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$ 5,500,000 Montgomery County, Maryland, Commercial
             Paper, 0.800%, 10/10/03.......................... $ 5,500,000
 16,120,000 Needham, Massachusetts, Bond Anticipation
             Notes, 1.000%, 11/06/03..........................  16,123,121
 20,000,000 New Hampshire State, Commercial Paper, Series A,
             0.900%, 11/06/03.................................  20,000,000
 10,000,000 New York City, New York, Mass Transit Authority,
             Commercial Paper, Series A, 0.850%, 10/02/03.....  10,000,000
  4,000,000 New York State, Commercial Paper, 1.050%, 11/10/03   4,000,000
 14,300,000  0.900%, 12/08/03.................................  14,300,000
  8,000,000 New York State, Power Authority, Commercial
             Paper, 0.850%, 11/06/03..........................   8,000,000
            +North Carolina State, General Obligation Bonds,
 15,800,000  Series D, 2.000%, 02/01/04.......................  15,854,575
 36,000,000  1.000%, 06/01/19.................................  36,000,000
 27,100,000 +Ohio State, Infrastructure Import, General
             Obligation Bonds, Series B, 1.050%, 08/01/21.....  27,100,000
 45,000,000 +Ohio State, Infrastructure Improvement Bonds,
             General Obligation Bonds, Series D, 1.050%,
             02/01/19.........................................  45,000,000
 26,825,000 +Oklahoma State, Water Resource Board, Revenue
             Bonds, 1.100%, 09/01/32..........................  26,825,000
 10,000,000 Oklahoma State, Water Resource Board, Revenue
             Bonds, Series A, 0.870%, 10/01/36................  10,000,000
            Omaha, Nebraska, Commercial Paper, 0.950%,
 30,000,000  02/09/04.........................................  30,000,000
 20,000,000  0.950%, 02/13/04.................................  20,000,000
 10,000,000 +Palm Beach County, Florida, School Board
             Certificate of Participation, Series B, (FSA),
             1.070%, 08/01/27.................................  10,000,000

 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$40,640,000 +Pennsylvania State University, Revenue Bonds,
             Series A, 1.040%, 04/01/31....................... $40,640,000
 35,000,000 +Pennsylvania State, Turnpike Commission, Revenue
             Bonds, Series A-2, 1.080%, 12/01/30..............  35,000,000
  3,905,000 +Phoenix, Arizona, Civic Improvement, Revenue
             Bonds, Class A, 1.150%, 07/01/17.................   3,905,000
  3,875,000 +Round Rock, Texas, Independent School District,
             General Obligation Bonds, Series 578, 1.140%,
             08/01/20.........................................   3,875,000
            Salt River, Arizona, Commercial Paper, 0.900%,
 48,000,000  10/06/03.........................................  48,000,000
 29,000,000  0.850%, 12/11/03.................................  29,000,000
            San Antonio, Texas, Commercial Paper, 0.880%,
 38,000,000  10/08/03.........................................  38,000,000
 11,000,000  0.800%, 10/14/03.................................  11,000,000
 15,000,000 San Antonio, Texas, Gas & Electric Authority,
             Commercial Paper, Series A, 0.850%, 11/18/03.....  15,000,000
 26,560,000 +Snohomish County, Washington, Public Utilities
             Authority, District No. 1 Generation System,
             Revenue Bonds, (MBIA), 1.200%, 01/01/25..........  26,560,000
  8,400,000 +Snohomish County, Washington, Public Utilities
             Authority, District No. 1 Generation System,
             Revenue Bonds, Series A-1, (FSA), 1.100%,
             12/01/19.........................................   8,400,000
 39,000,000 St. James Parish, Louisiana, Texaco, Commercial
             Paper, Series B, 0.900%, 12/16/03................  39,000,000
 25,640,000 Texas State, Munitops Certificates Trust, General
             Obligation Bonds, 1.050%, 02/15/11...............  25,640,000

                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
Tax-Exempt Money Fund -- (continued)

 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$10,480,000 +University of Michigan, Board of Regents,
             Revenue Bonds, 1.050%, 04/01/32.................. $10,480,000
 19,100,000 +University of Minnesota, Board of Regents,
             Revenue Bonds, Series A, 1.120%, 01/01/34........  19,100,000
 12,400,000 +University of Pittsburgh, Commonwealth of Higher
             Education, University Capital Project, Revenue
             Bonds, Series A, 1.050%, 09/15/29................  12,400,000
 15,425,000 University of Texas, Board of Regents, Commercial
             Paper, Series A, 0.890%, 11/05/03................  15,425,000
 12,300,000 University of Texas, Commercial Paper, 0.900%,
             12/16/03.........................................  12,301,021
 10,500,000 +University of Virginia, Revenue Bonds, Series
             A, 1.020%, 06/01/34..............................  10,500,000
 65,400,000 +Valdez, Alaska, Marine Terminal, BP Pipelines
             Project, Revenue Bonds, Series B, 1.200%,
             07/01/37.........................................  65,400,000
  4,420,000 +Whiting, Indiana, Pollution Control, Amoco
             Project, Revenue Bonds, 1.000%, 08/15/04.........   4,412,353
 13,000,000 Wichita, Kansas, Temporary Notes, Renewal &
             Improvements Project, General Obligation Bonds,
             Series 208, 2.000%, 02/19/04.....................  13,050,743
 14,200,000 +Wilmington, North Carolina, General Obligation
             Bonds, 1.100%, 06/01/15..........................  14,200,000
 13,980,000 +Winston-Salem, North Carolina, Water & Sewer
             Systems Authority, Revenue Bonds, Series
             C, 1.100%, 06/01/28..............................  13,980,000
 34,500,000 Wisconsin State, Transportation Authority,
             Commercial Paper, 0.800%, 10/07/03...............  34,500,000

 Principal                                                         Value
  Amount                                                          (Note 1)
-----------                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$25,020,000 Wisconsin State, Transportation Authority,
             Commercial Paper, Series 97-A, 1.100%, 01/22/04.. $   25,020,000

                                                               --------------
            TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost
             $1,759,388,859)..................................  1,759,388,859

                                                               --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES --
 BACKED BY LETTERS OF CREDIT -- 12.88%
            BANK OF AMERICA
            ---------------
 22,000,000 +Des Moines, Iowa, Hospital Facilities Authority,
             Methodist Medical Center Project, Revenue
             Bonds, 1.130%, 08/01/15..........................     22,000,000
 15,000,000 +District of Columbia, Phillips College Issue,
             General Obligation Bonds, 1.100%, 08/01/33.......     15,000,000
  5,300,000 +New York City, New York, Industrial Development
             Agency, Revenue Bonds, New York Stock Exchange
             Project, Series B, 1.100%, 05/01/33..............      5,300,000
 19,100,000 +Washington State, Public Power, Revenue
             Bonds, Series A1-2, 1.050%, 07/01/17.............     19,100,000
            BANK ONE LOUISIANA
            ------------------
 16,400,000 +Louisiana State, Offshore Terminal Authority,
             Deepwater Port Project, Series 1999, 1.100%,
             10/01/19.........................................     16,400,000
            BANK ONE N.A.
            -------------
  6,850,000 +Chicago, Illinois, Water Authority, Revenue
             Bonds, 1.050%, 11/01/30..........................      6,850,000
  9,000,000 +Illinois State, Development Financial Authority,
             Museum Contemporary Art Project, 1.150%, 02/01/29      9,000,000

                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
Tax-Exempt Money Fund -- (continued)

 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT CASH EQUIVALENT SECURITIES --
 BACKED BY LETTERS OF CREDIT -- (continued)
$20,000,000 Indiana State, Highway Transportation Finance
             Authority, Bond Anticipation Notes, 1.500%,
             10/03/03......................................... $20,000,597
            BNP PARIBAS
            -----------
 29,700,000 +Baltimore, Maryland, Port Facilities Authority,
             Revenue Bonds, 0.950%, 10/14/11..................  29,700,000
            FIRST UNION NATIONAL BANK
            -------------------------
 13,200,000 +Virginia State, Capital Region Airport Community
             Authority, Revenue Bonds, Series B, 1.100%,
             06/01/29.........................................  13,200,000
            LANDESBANK HESSEN
            -----------------
 37,600,000 +King County, Washington, Water & Sewage, Revenue
             Bonds, Series A, 1.050%, 01/01/32................  37,600,000
 13,000,000 +Northampton County, Pennsylvania, Higher
             Education Authority, Lafayette College Project,
             Revenue Bonds, Series A, 1.020%, 11/01/28........  13,000,000
            MORGAN GUARANTY TRUST
            ---------------------
  7,000,000 +Kenton County, Kentucky, Industrial Building
             Authority, Redken Labs Incorporated Project,
             Revenue Bonds, 0.900%, 12/01/14..................   7,000,000
            NORTHERN TRUST COMPANY
            ----------------------
 14,800,000 +Illinois State, Health Facilities Authority,
             Ingalls Memorial Hospital Project, Revenue
             Bonds, Series 85-B, 1.050%, 01/01/16.............  14,800,000
 11,600,000 +Illinois State, Health Facilities Authority,
             Ingalls Memorial Hospital Project, Revenue
             Bonds, Series C, 1.050%, 01/01/16................  11,600,000
 14,500,000 +Illinois State, Health Facilities Authority,
             Revenue Bonds, Series A, 1.050%, 10/01/10........  14,500,000

Principal                                                         Value
 Amount                                                          (Note 1)
----------                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES --
 BACKED BY LETTERS OF CREDIT -- (continued)
           WESTDEUTSHE LANDESBANK
           ----------------------
$7,450,000 +Long Island, New York, Power Authority, Revenue
            Bonds, Sub-Series 2A, 1.050%, 05/01/33........... $    7,450,000

                                                              --------------
           TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES --
            BACKED BY LETTERS OF CREDIT (Cost $262,500,597)..    262,500,597

                                                              --------------
 Shares
----------
OTHER SHORT-TERM INVESTMENTS -- 0.71%
         1 @Dreyfus Tax Exempt Fund..........................              1
14,540,325 @Provident Tax-Exempt Municipal Fund..............     14,540,325

                                                              --------------
           TOTAL OTHER SHORT-TERM INVESTMENTS (Cost
            $14,540,326).....................................     14,540,326

                                                              --------------

TOTAL INVESTMENTS (Cost $2,036,429,782*)..........  99.95% $2,036,429,782
OTHER ASSETS & LIABILITIES (NET)..................   0.05         939,500
                                                   ------  --------------
NET ASSETS........................................ 100.00% $2,037,369,282
                                                   ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
@ Registered Investment Company
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2003, approximately, 13% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2003, approximately, 11% of the net assets are invested in Michigan municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.

                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
New York Tax-Exempt Money Fund

 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 84.76%
$ 5,000,000 Arlington, New York, Central School District, Tax
             Anticipation Notes, 1.250%, 11/07/03............. $ 5,001,980
  4,500,000 Carmel, New York, Central School District, Bond
             Anticipation Notes, 1.750%, 04/30/04.............   4,516,875
  9,100,000 +Erie County, New York, Water Authority Revenue
             Bonds, Series A, (AMBAC), 1.000%, 12/01/16.......   9,100,000
 10,000,000 Katonah-Lewisboro, New York, Union Free School
             District, Tax Anticipation Notes, 1.000%,
             10/17/03.........................................  10,001,077
 10,000,000 Long Island Power Authority, New York, Commercial
             Paper, 0.950%, 02/09/04..........................  10,000,000
 25,500,000 Mass Transit Authority, New York, Commercial
             Paper, 0.850%, 10/02/03..........................  25,500,000
 23,600,000 Mass Transit Authority, New York, Commercial
             Paper, Series A, 1.050%, 10/06/03................  23,600,000
 17,175,000 +Nassau County, New York, Financial Authority,
             Sales Tax, Revenue Bonds, Series B, (FSA),
             1.050%, 11/15/22.................................  17,175,000
 10,100,000 +New York City, New York, Multi- Family Housing
             Development Corporation Authority, Parkgate
             Development Project, Series A, (FNMA), 0.970%,
             10/15/28.........................................  10,100,000
  5,500,000 +New York City, New York, Municipal Water
             Financing Authority, Revenue Bonds, Sub- Series
             C-2, 1.050%, 06/15/18............................   5,500,000
 10,000,000 New York City, New York, Transitional Finance
             Authority, Bond Anticipation Notes, 2.500%,
             11/06/03.........................................  10,008,931
  5,000,000 +New York City, New York, Transitional Finance
             Authority, New York City Recovery Project,
             Revenue Bonds, Sub-Series 1-A, 1.050%, 11/01/22..   5,000,000

 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$12,875,000 +New York City, New York, Transitional Finance
             Authority, Revenue Bonds, (MBIA), 1.100%,
             05/01/15......................................... $12,875,000
 10,870,000 +New York City, New York, Transitional Finance
             Authority, Revenue Bonds, Class A, 1.110%,
             02/01/31.........................................  10,870,000
 11,245,000 +New York City, New York, Transitional Finance
             Authority, Revenue Bonds, Series 283, 1.140%,
             11/15/18.........................................  11,245,000
  4,995,000 +New York City, New York, Transitional Finance
             Authority, Revenue Bonds, Series 307,
             (AMBAC), 1.120%, 08/01/19........................   4,995,000
            New York State, Commercial Paper,
 10,000,000  1.050%, 11/10/03.................................  10,000,000
  7,000,000  0.900%, 12/08/03.................................   7,000,000
 10,000,000 New York State, Dormitory Authority, Columbia
             University, Commercial Paper, 0.850%, 01/09/04...  10,000,000
            New York State, Dormitory Authority, Cornell
  2,600,000  University, Commercial Paper, 0.900%, 12/18/03...   2,600,000
 22,160,000  0.850%, 12/18/03.................................  22,160,000
  4,895,000 +New York State, Dormitory Authority, Public
             Library Project, Revenue Bonds, Series A,
             (MBIA), 1.050%, 07/01/28.........................   4,895,000
  8,989,000 +New York State, Environmental Facilities
             Authority, Revenue Bonds, Series 731, 1.100%,
             06/15/22.........................................   8,989,000
 11,865,000 +New York State, Metropolitan Transportation
             Authority, Revenue Bonds, Series 275,
             (FGIC), 1.120%, 11/15/19.........................  11,865,000
 10,000,000 +New York State, Metropolitan Transportation
             Authority, Revenue Bonds, Series B, (FSA),
             1.070%, 11/01/22.................................  10,000,000

                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
New York Tax-Exempt Money Fund -- (continued)

 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$ 3,000,000 +New York State, Metropolitan Transportation
             Authority, Revenue Bonds, Series D-1,
             (FSA), 1.050%, 11/01/29.......................... $ 3,000,000
 10,000,000 +New York State, Metropolitan Transportation
             Authority, Revenue Bonds, Series D-2,
             (FSA), 1.050%, 11/01/32..........................  10,000,000
 10,000,000 New York State, Power Authority, Commercial
             Paper, 0.850%, 11/06/03..........................  10,000,000
            +New York State, Power Authority, Revenue &
             General Purpose Obligation Bonds, 0.898%,
  4,700,000  03/01/16.........................................   4,700,000
  4,000,000  0.900%, 03/01/20.................................   4,000,000
 11,300,000 +New York State, Power Authority, Revenue Bonds,
             Series 3, 1.050%, 11/15/11.......................  11,300,000
            New York State, Township Authority, Commercial
  3,500,000  Paper, 0.850%, 10/23/03..........................   3,500,000
 10,000,000  0.850%, 11/06/03.................................  10,000,000
 21,100,000 +New York State, Triborough Bridge & Tunnel
             Authority, Revenue Bonds, Series B,
             (AMBAC), 1.050%, 01/01/32........................  21,100,000
 11,400,000 +New York State, Triborough Bridge & Tunnel
             Authority, Revenue Bonds, Series C, (FSA),
             1.050%, 01/01/31.................................  11,400,000
 13,700,000 +Niagara Falls, New York, Bridge Community Toll
             Authority, Series A, (FGIC), 1.010%, 10/01/19....  13,700,000
  9,600,000 Port Authority of New York & New Jersey,
             Commercial Paper, 0.930%, 01/12/04...............   9,600,000
 10,300,000 Port Authority of New York & New Jersey, Revenue
             Bonds, Series UU, 2.000%, 10/15/03...............  10,303,822

Principal                                                        Value
 Amount                                                         (Note 1)
----------                                                    ------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (continued)
$3,000,000 Port Authority of New York & New Jersey, Special
            Obligation Revenue Bonds, Versatile Structure
            Obligations, Series 5, 1.200%, 08/01/24.......... $  3,000,000
 3,000,000 Rockland County, New York, Bond Anticipation
            Notes, 1.500%, 02/26/04..........................    3,006,610
 7,000,000 +Suffolk County, New York, Water Authority, Bond
            Anticipation Notes, 1.050%, 06/01/06.............    7,000,000

                                                              ------------
           TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES (Cost
            $398,608,295)....................................  398,608,295

                                                              ------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES --
 BACKED BY LETTERS OF CREDIT -- 16.21%
           BANK OF AMERICA
           ---------------
 5,000,000 +New York City, New York, Industrial Development
            Agency, Revenue Bonds, New York Stock Exchange
            Project, Series B, 1.100%, 05/01/33..............    5,000,000
           BANK OF NEW YORK
           ----------------
 4,200,000 +Yonkers, New York, Industrial Development
            Agency, Civic Facility Revenue Bonds, Consumers
            Union Facility, 1.030%, 07/01/19.................    4,200,000
           BANK OF NOVA SCOTIA
           -------------------
 1,900,000 +New York State, Local Government Assistance
            Corp., Revenue Bonds, Series G, 1.000%, 04/01/25.    1,900,000
           BAYERISCHE LANDESBANK
           ---------------------
10,000,000 +New York State, Local Government Assistance
            Corp., Revenue Bonds, Series A, 1.030%, 04/01/22.   10,000,000
           BAYERISCHE VEREINSBANK
           ----------------------
10,000,000 +Long Island Power Authority, New York,
            Electrical Systems Revenue Bonds, Series 1A,
            1.030%, 05/01/33.................................   10,000,000

                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
New York Tax-Exempt Money Fund -- (continued)

Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT CASH EQUIVALENT SECURITIES --
 BACKED BY LETTERS OF CREDIT -- (continued)
           CHASE MANHATTAN BANK
           --------------------
$5,225,000 +New York City, New York, Trust for Cultural
            Preservation, Asia Society Project, Revenue
            Bonds, 1.050%, 04/01/30.......................... $ 5,225,000
           LANDESBANK HESSEN
           -----------------
 7,000,000 New York State, Housing Finance Agency Services,
            Revenue Bonds, Series I, 1.030%, 03/15/31........   7,000,000
           MANUFACTURERS & TRADERS
           -----------------------
 8,800,000 +New York City, New York, Industrial Development
            Agency, Civic Facility Revenue Bonds, Jewish
            Community Center Project, 1.170%, 03/01/30.......   8,800,000
           MORGAN GUARANTY TRUST
           ---------------------
 2,000,000 +New York City, New York, General Obligation
            Bonds, Series F-3, 1.020%, 02/15/13..............   2,000,000
           STATE STREET BANK & TRUST
           -------------------------
 2,300,000 +New York City, New York, General Obligation
            Bonds, Sub-Series E-4, 1.190%, 08/01/22..........   2,300,000
           TORONTO DOMINION BANK
           ---------------------
10,000,000 +New York City, New York, General Obligation
            Bonds, Series F-2, 0.990%, 02/15/12..............  10,000,000
           WESTDEUTSCHE LANDESBANK
           -----------------------
 9,800,000 +New York State, Local Government Assistance
            Corp., Revenue Bonds, Series E, 1.050%, 04/01/23.   9,800,000

                                                              -----------
           TOTAL TAX-EXEMPT CASH EQUIVALENT SECURITIES--
            BACKED BY LETTERS OF CREDIT (Cost $76,225,000)...  76,225,000

                                                              -----------

                                                                Value
 Shares                                                        (Note 1)
---------                                                    ------------
OTHER SHORT-TERM INVESTMENTS -- 0.46%
        1 @Dreyfus New York Tax Exempt Fund................. $          1
2,180,117 @Provident Institutional New York Money Market
           Fund.............................................    2,180,117

                                                             ------------
          TOTAL OTHER SHORT-TERM INVESTMENTS (Cost
           $2,180,118)......................................    2,180,118

                                                             ------------

TOTAL INVESTMENTS (Cost $477,013,413*)............ 101.43% $477,013,413
OTHER ASSETS & LIABILITIES (NET)..................  (1.43)   (6,719,075)
                                                   ------  ------------
NET ASSETS........................................ 100.00% $470,294,338
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
@ Registered Investment Company
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Note:
These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

At September 30, 2003, approximately, 16% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

At September 30, 2003, approximately, 100% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of the issuers to pay the required principal and interest payments of the municipal securities.

                      See Notes to Financial Statements.

                                EXCELSIOR FUNDS

                         NOTES TO FINANCIAL STATEMENTS

1.  Significant Accounting Policies

   Excelsior Funds, Inc. ("Excelsior Fund") and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") and collectively with Excelsior Fund, (the "Funds") were incorporated under the laws of the State of Maryland on August 2, 1984 and August 8, 1984, respectively, and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies.

   Excelsior Fund and Excelsior Tax-Exempt Fund currently offer shares in seventeen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Money Fund, Government Money Fund, Treasury Money Fund, portfolios of Excelsior Fund, Tax-Exempt Money Fund and New York Tax-Exempt Money Fund, portfolios of Excelsior Tax-Exempt Fund (the "Portfolios"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Funds in the preparation of their financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The Money Fund offers two classes of shares: Shares and Institutional Shares. The Financial Highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of the Funds are presented separately.

   With regard to the Portfolios, it is the Funds' policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. Each of the Portfolios has adopted certain investment portfolio, valuation and dividend distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolios will not vary.

   (a) Portfolio valuation:

      Securities are valued at amortized cost, which has been determined by each Fund's Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

   (b) Security transactions and investment income:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including, where applicable, amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

   (c) Repurchase agreements:

      Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior

   Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or subcustodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

      If the value of the underlying securities falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

   (d) Dividends and distributions to shareholders:

      Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

   (e) Expense Allocation:

      Expenses directly attributable to a Portfolio are charged to that Portfolio and expenses directly attributable to a particular class of shares are charged to such a class. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions

   United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company, N.A. (collectively with U.S. Trust NY, "U.S. Trust"), acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.25% of the average daily net assets of the Money Fund, the Government Money Fund and the Tax-Exempt Money Fund, 0.30% of the average daily net assets of the Treasury Money Fund, and 0.50% of the average daily net assets of the New York Tax-Exempt Money Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   U.S. Trust Company, N.A., SEI Investments Global Funds Services and Federated Services Company ("FSC") (collectively, the "Administrators") provide administrative services to the Funds. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Funds Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Funds Trust), all of which are affiliated investment companies, as follows:
0.200% of
the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Until further notice to the Funds, U.S. Trust Company, N.A. has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of each Portfolio. For the six months ended September 30, 2003, administration fees charged by U.S. Trust Company, N.A., net of waivers, were as follows:

Money Fund.................... $178,557
Government Money Fund.........  251,134
Treasury Money Fund...........  209,358
Tax-Exempt Money Fund.........  824,363
New York Tax-Exempt Money Fund  200,031

   From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. For the six months ended September 30, 2003, and until further notice, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

Money Fund -- Shares.......... 0.50%
Government Money Fund......... 0.50%
Treasury Money Fund........... 0.55%
Tax-Exempt Money Fund......... 0.50%
New York Tax-Exempt Money Fund 0.60%

   With regard to the Institutional Shares of Money Fund, for the six months ended September 30, 2003, and until further notice, U.S. Trust contractually agreed to waive fees and reimburse expenses to the extent necessary to maintain an annual expense ratio of not more than 0.25%.

   For the six months ended September 30, 2003, pursuant to the above, investment advisory fees waived by U.S. Trust were as follows:

Money Fund.................... $1,901,821
New York Tax-Exempt Money Fund    503,584

   The Funds have also entered into shareholder servicing agreements with various service organizations (which may include U.S. Trust and its affiliates) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization a shareholder servicing fee at the annual rate of up to 0.25% (0.40% prior to July 29, 2003) of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests, transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares, and providing periodic statements.

   During the six months ended September 30, 2003, a portion of the shareholder servicing fees charged to the Portfolios were paid to affiliates of U.S. Trust. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable in an amount equal to a portion of the shareholder servicing fees paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2003, shareholder servicing fees paid to affiliates of U.S. Trust and waivers by U.S. Trust of investment advisory and administration fees for shareholder servicing fees paid by the Portfolios are as follows:

                                             Amount         Amount
                                 Amount     Waived as     Waived as
                                Paid to    Investment   Administration
                               Affiliates Advisory Fees      Fees
                               ---------- ------------- --------------
Money Fund.................... $2,508,062          --      $683,974
Government Money Fund.........    295,880  $  151,344            --
Treasury Money Fund...........    191,258      99,874            --
Tax-Exempt Money Fund.........  1,437,113   1,028,306            --
New York Tax-Exempt Money Fund    103,633      21,861            --

   With regard to multi-class Portfolios, U.S. Trust receives shareholder servicing fees at the annual rate of up to 0.25% of the average daily net asset value of each multi-class Portfolio's Shares class for which it provides shareholder servicing.

   Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of the Funds. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

   Boston Financial Data Services, Inc. ("BFDS") serves as transfer agent to the Portfolios.

   Each Independent Director of the Funds receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee.

3.  Federal Taxes

   It is the policy of the Funds that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

   In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

   Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

   The tax character of dividends and distributions paid during the six months ended September 30, 2003 and the year ended March 31, 2003 were as follows:

                                                                 Long-Term
                                          Ordinary   Tax-Exempt   Capital
                                           Income      Income      Gains      Total
                                         ----------- ----------- --------- -----------
Money Fund
   Six months ended September 30, 2003*. $ 8,509,891          --       --  $ 8,509,891
   Year ended March 31, 2003............  31,970,964          --       --   31,970,964
Government Money Fund
   Six months ended September 30, 2003*.   2,114,428          --       --    2,114,428
   Year ended March 31, 2003............   8,291,220          --       --    8,291,220
Treasury Money Fund
   Six months ended September 30, 2003*.   1,493,051          --       --    1,493,051
   Year ended March 31, 2003............   6,364,693          --       --    6,364,693
Tax-Exempt Money Fund
   Six months ended September 30, 2003*.          -- $ 6,181,007       --    6,181,007
   Year ended March 31, 2003............      16,257  23,449,842  $24,155   23,490,254
New York Tax-Exempt Money Fund
   Six months ended September 30, 2003*.          --   1,320,313       --    1,320,313
   Year ended March 31, 2003............       4,787   5,184,192   23,128    5,212,107

--------
* Tax character of distributions cannot be determined until the portfolio has completed its taxable year ending March 31, 2004, therefore distributions have currently been reflected as paid from ordinary/tax-exempt income.

   As of March 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                            Long-Term                 Other
                       Ordinary  Tax-Exempt  Capital  Capital Loss  Temporary
                        Income     Income     Gains   Carryforward  Difference    Total
                      ---------- ---------- --------- ------------ -----------  --------
Money Fund........... $2,158,220         --       --    $(27,148)  $(2,158,220) $(27,148)
Government Money Fund    504,315         --       --     (29,321)     (504,315)  (29,321)
Treasury Money Fund..    349,304         --       --          --      (345,981)    3,323
Tax-Exempt Money Fund     31,316 $1,520,489 $279,677          --    (1,520,560)  310,922
New York Tax-Exempt
  Money Fund.........        424    396,130   11,642          --      (396,554)   11,642

   For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2003, the following Portfolios had capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                                    Government
                                             Money    Money
                                             Fund      Fund
                                            ------- ----------
                  Expiration Date March 31:
                     2004.................. $ 3,436  $ 1,189
                     2005..................  12,049       --
                     2006..................      --    5,931
                     2007..................      --    3,297
                     2008..................      --   18,904
                     2011..................  11,663       --
                                            -------  -------
                  Total.................... $27,148  $29,321
                                            =======  =======

4.  Capital Transactions:

   Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
30.875 billion of which is currently classified to represent interests in certain classes of shares. Excelsior Tax-Exempt Fund has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in one of seven separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 4 billion shares each of Money Fund and Government Money Fund, 2.5 billion shares of Treasury Money Fund, 2 billion shares of New York Tax-Exempt Money Fund and
5.5 billion shares for Tax-Exempt Money Fund.

   Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of each Fund's Board of Directors. Since the Portfolios have sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                     Money Fund
                                          --------------------------------
                                          Six Months Ended    Year Ended
                                              09/30/03         03/31/03
                                          ---------------- ---------------
     Sold:
        Shares........................... $ 2,339,025,382  $ 5,589,273,181
        Institutional Shares.............   1,318,657,114    3,536,340,479
     Issued as reinvestment of dividends:
        Shares...........................         443,065        1,812,339
        Institutional Shares.............       1,135,947        4,944,129
     Redeemed:
        Shares...........................  (2,546,348,499)  (5,605,547,555)
        Institutional Shares.............  (1,298,529,116)  (3,303,057,021)
                                          ---------------  ---------------
     Net Increase (Decrease)............. $  (185,616,107) $   223,765,552
                                          ===============  ===============


                                               Government Money Fund
                                         --------------------------------
                                         Six Months Ended    Year Ended
                                             09/30/03         03/31/03
                                         ---------------- ---------------
     Sold............................... $ 1,613,719,922  $ 3,904,759,634
     Issued as reinvestment of dividends         163,748          744,985
     Redeemed...........................  (1,498,694,178)  (4,106,605,322)
                                         ---------------  ---------------
     Net Increase (Decrease)............ $   115,189,492  $  (201,100,703)
                                         ===============  ===============

                                                Treasury Money Fund
                                         --------------------------------
                                         Six Months Ended    Year Ended
                                             09/30/03         03/31/03
                                         ---------------- ---------------
     Sold............................... $ 1,206,883,845  $ 2,645,547,298
     Issued as reinvestment of dividends         387,943        1,846,537
     Redeemed...........................  (1,235,897,131)  (2,679,648,517)
                                         ---------------  ---------------
     Net (Decrease)..................... $   (28,625,343) $   (32,254,682)
                                         ===============  ===============

                                               Tax-Exempt Money Fund
                                         --------------------------------
                                         Six Months Ended    Year Ended
                                             09/30/03         03/31/03
                                         ---------------- ---------------
     Sold............................... $ 3,045,776,641  $ 7,097,135,009
     Issued as reinvestment of dividends         197,273          801,978
     Redeemed...........................  (3,289,881,647)  (7,339,512,073)
                                         ---------------  ---------------
     Net (Decrease)..................... $  (243,907,733) $  (241,575,086)
                                         ===============  ===============

                                          New York Tax-Exempt Money Fund
                                         --------------------------------
                                         Six Months Ended    Year Ended
                                             09/30/03         03/31/03
                                         ---------------- ---------------
     Sold............................... $   722,410,311  $ 1,902,878,709
     Issued as reinvestment of dividends         226,887          832,736
     Redeemed...........................    (800,917,791)  (2,051,333,703)
                                         ---------------  ---------------
     Net (Decrease)..................... $   (78,280,593) $  (147,622,258)
                                         ===============  ===============

5.  Line of Credit:

   The Portfolios and other affiliated funds participate in a $50 million unsecured line of credit provided by The JPMorgan Chase Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, equal to an annual rate of 0.15% of the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2003, the Portfolios had no borrowings under the agreement.

6. Subsequent Events:

   U.S. Trust and Excelsior Fund, Excelsior Funds Trust and Excelsior Tax-Exempt Fund (Excelsior Fund, Excelsior Funds Trust and Excelsior Tax-Exempt Fund, collectively, the "Companies") have been contacted by the Office of the New York State Attorney General (the "NYAG") and U.S. Trust has been contacted by the U.S. Securities and Exchange Commission (the "SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. U.S. Trust and the Companies have been providing full cooperation with respect to these investigations.

   U.S. Trust continues to review the facts and circumstances relevant to the SEC's and the NYAG's investigations. At the present time, management of U.S. Trust is unable to estimate the impact, if any, that the outcome of these investigations may have on the Companies.

   On November 20, 2003, a class action complaint was filed in the United States District Court for the Northern District of California against Schwab, Charles Schwab & Co., Inc. (collectively, "Charles Schwab"), U.S. Trust, the Companies and Doe Defendants. The action, which is brought on behalf of all purchasers, redeemers and holders of the Companies, who purchased, held or otherwise acquired shares of the Companies from November 23, 1998, through November 14, 2003, inclusive (the "Class Period"), alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940 and for common law breach of fiduciary duties. The complaint alleges that during the Class Period, Charles Schwab, U.S. Trust and the Companies allowed the Doe Defendants and others to engage in illegal and improper trading practices, in concert with certain institutional traders, which caused financial injury to the shareholders of the Companies. U.S. Trust and the Companies are evaluating the claims in the complaint and intend to vigorously defend them. At the present time, management of U.S. Trust is unable to estimate the impact, if any, that the outcome of this action may have on the Companies. U.S. Trust believes that additional lawsuits, similar to this lawsuit, may be filed in the future against Charles Schwab, U.S. Trust, the Companies and related parties.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Boards of Directors of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc.

   We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Money, Government Money, Treasury Money, Tax-Exempt Money, and New York Tax-Exempt Money Funds (three of the portfolios constituting the Excelsior Funds, Inc. and two of the portfolios constituting the Excelsior Tax-Exempt Funds, Inc.) (collectively, the "Funds") as of September 30, 2003, and the related statements of operations for the period from April 1, 2003 to September 30, 2003, the statements of changes in net assets for the period from April 1, 2003 to September 30, 2003 and for the year ended March 31, 2003, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money, Government Money, Treasury Money, Tax-Exempt Money and New York Tax-Exempt Money Funds at September 30, 2003, the results of their operations for the period from April 1, 2003 to September 30, 2003, the changes in their net assets for the period from April 1, 2003 to September 30, 2003 and for the year ended March 31, 2003, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

             Boston, Massachusetts      /s/ Ernst & Young LLP
             November 11, 2003

                                                                     SA-MM-0903

[LOGO] EXCELSIOR FUNDS
Advised by U.S. TRUST



                                  TAX-EXEMPT
                                 FIXED INCOME
                                  PORTFOLIOS


                              SEMI-ANNUAL REPORT

                              September 30, 2003

                               TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
STATEMENTS OF ASSETS AND LIABILITIES.............................   1
STATEMENTS OF OPERATIONS.........................................   2
STATEMENTS OF CHANGES IN NET ASSETS..............................   3
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS.........   4
PORTFOLIOS OF INVESTMENTS
   Long-Term Tax-Exempt Fund.....................................   6
   Intermediate-Term Tax-Exempt Fund.............................   7
   Short-Term Tax-Exempt Securities Fund.........................   9
   New York Intermediate-Term Tax-Exempt Fund....................  11
   California Tax-Exempt Income Fund.............................  13
NOTES TO FINANCIAL STATEMENTS....................................  18
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS................  26

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

.. Initial Purchase and Prospectus Information and Shareholder Services
  1-800-446-1012 (From overseas, call 617-483-7297)
.. Current Price and Yield Information 1-800-446-1012
.. Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

      Excelsior Funds
      P.O. Box 8529
      Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, N.A., THEIR PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Tax-Exempt Funds, Inc.
Statements of Assets and Liabilities
September 30, 2003


                                                                                    New York
                                                      Intermediate-  Short-Term   Intermediate-  California
                                          Long-Term       Term       Tax-Exempt       Term       Tax-Exempt
                                          Tax-Exempt   Tax-Exempt    Securities    Tax-Exempt      Income
                                             Fund         Fund          Fund          Fund          Fund
                                         -----------  ------------- ------------  ------------- -----------
ASSETS:
 Investments, at cost-see accompanying
  portfolios............................ $72,089,432  $384,397,449  $306,583,620  $171,479,308  $59,343,712
                                         ===========  ============  ============  ============  ===========
 Investments, at value (Note 1)......... $72,938,580  $399,937,550  $308,836,438  $176,945,335  $62,573,969
 Interest receivable....................     801,607     4,460,789     2,531,555     2,248,222      714,399
 Receivable for investments sold........   7,058,740            --            --     2,250,250           --
 Receivable for fund shares sold........         357     1,344,420     1,300,314       890,246        1,250
                                         -----------  ------------  ------------  ------------  -----------
  Total Assets..........................  80,799,284   405,742,759   312,668,307   182,334,053   63,289,618
LIABILITIES:
 Payable for dividends declared.........     178,107       800,470       271,545       327,290      156,693
 Payable for fund shares redeemed.......     106,976        75,434       577,561        10,897          237
 Payable for investments purchased......          --            --    10,000,000            --           --
 Investment advisory fees payable
  (Note 2)..............................      30,925       101,567        50,855        71,813        2,470
 Administration fees payable
  (Note 2)..............................       7,438        36,586        27,534        16,364        5,713
 Shareholder servicing fees payable
  (Note 2)..............................       5,174        31,257        23,469         1,953       12,925
 Directors' fees payable (Note 2).......         397         1,719         1,250           738          251
 Accrued expenses and other
  payables..............................      20,612        68,224        49,527        24,174       10,576
                                         -----------  ------------  ------------  ------------  -----------
  Total Liabilities.....................     349,629     1,115,257    11,001,741       453,229      188,865
                                         -----------  ------------  ------------  ------------  -----------
NET ASSETS.............................. $80,449,655  $404,627,502  $301,666,566  $181,880,824  $63,100,753
                                         ===========  ============  ============  ============  ===========
NET ASSETS consist of:
 Distributions in excess of net
  investment income..................... $        --  $         --  $         --  $         --  $    (1,555)
 Accumulated net realized gain (loss) on
  investments...........................  (1,032,023)   13,528,705       (66,619)    5,786,208        7,177
 Unrealized appreciation of
  investments...........................     849,148    15,540,101     2,252,818     5,466,027    3,230,257
 Par value (Note 5).....................       8,085        40,552        41,714        19,736        8,385
 Paid-in capital in excess of par value.  80,624,445   375,518,144   299,438,653   170,608,853   59,856,489
                                         -----------  ------------  ------------  ------------  -----------
Total Net Assets........................ $80,449,655  $404,627,502  $301,666,566  $181,880,824  $63,100,753
                                         ===========  ============  ============  ============  ===========
 Shares of Common Stock
  Outstanding...........................   8,085,173    40,552,372    41,714,017    19,736,151    8,385,023
NET ASSET VALUE PER SHARE...............       $9.95         $9.98         $7.23         $9.22        $7.53
                                               =====         =====         =====         =====        =====

                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Statements of Operations
Six Months Ended September 30, 2003



                                                                                    New York
                                                        Intermediate- Short-Term  Intermediate- California
                                            Long-Term       Term      Tax-Exempt      Term      Tax-Exempt
                                            Tax-Exempt   Tax-Exempt   Securities   Tax-Exempt     Income
                                               Fund         Fund         Fund         Fund         Fund
                                           -----------  ------------- ----------  ------------- ----------
INVESTMENT INCOME:
 Interest income.......................... $ 1,531,708   $6,456,576   $2,334,974   $ 2,906,347  $1,184,627
                                           -----------   ----------   ----------   -----------  ----------
EXPENSES:
 Investment advisory fees (Note 2)........     223,981      715,115      452,372       461,753     161,457
 Administration fees (Note 2).............      67,771      309,083      228,087       139,704      48,847
 Shareholder servicing fees (Note 2)......      22,563      155,311      136,606        11,988      51,934
 Transfer agent fees (Note 2).............      11,813       12,122        3,461         4,167       1,434
 Legal and audit fees.....................       7,201       33,488       24,686        15,664       8,118
 Custodian fees...........................       5,813       16,692       12,728         9,460       3,491
 Registration and filing fees.............       4,806        9,474        5,880         3,818       2,184
 Directors' fees and expenses (Note 2)....       2,040        8,831        6,341         4,029       1,398
 Shareholder reports......................         975        5,262        4,047         2,288         830
 Miscellaneous expenses...................       2,751       11,420        7,538         5,288       1,973
                                           -----------   ----------   ----------   -----------  ----------
  Total Expenses..........................     349,714    1,276,798      881,746       658,159     281,666
 Fees waived and reimbursed by:
 Investment adviser (Note 2)..............     (15,884)     (76,808)    (132,694)       (9,278)   (107,292)
 Administrators (Note 2)..................     (17,919)     (81,728)     (60,317)      (36,941)    (12,917)
                                           -----------   ----------   ----------   -----------  ----------
  Net Expenses............................     315,911    1,118,262      688,735       611,940     161,457
                                           -----------   ----------   ----------   -----------  ----------
NET INVESTMENT INCOME.....................   1,215,797    5,338,314    1,646,239     2,294,407   1,023,170
                                           -----------   ----------   ----------   -----------  ----------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS (NOTE 1):
 Net realized gain on security
  transactions............................   1,543,149    4,874,682       23,819     3,376,881       5,621
 Change in unrealized appreciation/
  depreciation of investments during the
  period..................................  (1,594,235)    (977,446)   1,395,431    (1,468,039)    300,256
                                           -----------   ----------   ----------   -----------  ----------
 Net realized and unrealized gain
  (loss) on investments...................     (51,086)   3,897,236    1,419,250     1,908,842     305,877
                                           -----------   ----------   ----------   -----------  ----------
 Net increase in net assets resulting from
  operations.............................. $ 1,164,711   $9,235,550   $3,065,489   $ 4,203,249  $1,329,047
                                           ===========   ==========   ==========   ===========  ==========


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Statements of Changes in Net Assets




                                                                                      New York
                                                        Intermediate-  Short-Term   Intermediate-  California
                                           Long-Term        Term       Tax-Exempt       Term       Tax-Exempt
                                           Tax-Exempt    Tax-Exempt    Securities    Tax-Exempt      Income
                                              Fund          Fund          Fund          Fund          Fund
                                          ------------  ------------- ------------  ------------- -----------
Six Months Ended September 30, 2003
Net investment income.................... $  1,215,797  $  5,338,314  $  1,646,239  $  2,294,407  $ 1,023,170
Net realized gain on security
 transactions............................    1,543,149     4,874,682        23,819     3,376,881        5,621
Change in unrealized appreciation/
 depreciation of investments during the
 period..................................   (1,594,235)     (977,446)    1,395,431    (1,468,039)     300,256
                                          ------------  ------------  ------------  ------------  -----------
Net increase in net assets resulting from
 operations..............................    1,164,711     9,235,550     3,065,489     4,203,249    1,329,047
Distributions to shareholders from net
 investment income.......................   (1,215,797)   (5,338,314)   (1,646,239)   (2,294,407)  (1,023,114)
Increase (decrease) in net assets from
 fund share transactions (Note 5)........  (14,464,741)   (6,371,389)    8,965,371    (7,428,188)  (3,398,926)
                                          ------------  ------------  ------------  ------------  -----------
Net increase (decrease) in net assets....  (14,515,827)   (2,474,153)   10,384,621    (5,519,346)  (3,092,993)
NET ASSETS:
 Beginning of period.....................   94,965,482   407,101,655   291,281,945   187,400,170   66,193,746
                                          ------------  ------------  ------------  ------------  -----------
 End of period (1)....................... $ 80,449,655  $404,627,502  $301,666,566  $181,880,824  $63,100,753
--------                                  ============  ============  ============  ============  ===========
(1) Including distributions in excess of
  net investment income..................           --            --            --            --  $    (1,555)
                                          ============  ============  ============  ============  ===========
Year Ended March 31, 2003
Net investment income.................... $  3,287,309  $ 12,324,648  $  3,701,564  $  5,630,120  $ 2,096,862
Net realized gain on security
 transactions............................    1,512,685    11,353,856         1,826     5,908,606           23
Change in unrealized appreciation/
 depreciation of investments during the
 year....................................    4,049,677    11,066,477       679,319     4,637,865    1,810,327
                                          ------------  ------------  ------------  ------------  -----------
Net increase in net assets resulting from
 operations..............................    8,849,671    34,744,981     4,382,709    16,176,591    3,907,212
Distributions to shareholders:
 From net investment income..............   (3,310,944)  (12,412,447)   (3,712,472)   (5,629,628)  (2,115,423)
 From net realized gain on
  investments............................           --    (2,583,052)           --    (2,636,726)     (11,988)
                                          ------------  ------------  ------------  ------------  -----------
     Total distributions to
      shareholders.......................   (3,310,944)  (14,995,499)   (3,712,472)   (8,266,354)  (2,127,411)
Increase (decrease) in net assets from
 fund share transactions (Note 5)........  (25,750,812)   17,333,876   124,921,748       882,030    6,184,103
                                          ------------  ------------  ------------  ------------  -----------
Net increase (decrease) in net assets....  (20,212,085)   37,083,358   125,591,985     8,792,267    7,963,904
NET ASSETS:
 Beginning of year.......................  115,177,567   370,018,297   165,689,960   178,607,903   58,229,842
                                          ------------  ------------  ------------  ------------  -----------
 End of year (2)......................... $ 94,965,482  $407,101,655  $291,281,945  $187,400,170  $66,193,746
--------                                  ============  ============  ============  ============  ===========
(2) Including distributions in excess of
  net investment income..................           --            --            --            --  $    (1,611)
                                          ============  ============  ============  ============  ===========


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Financial Highlights -- Selected Per Share Data and Ratios


For a Fund share outstanding throughout each period.

                                     Net Asset             Net Realized             Dividends  Distributions
                                      Value,      Net     and Unrealized Total From  From Net     From Net
                                     Beginning Investment Gain (Loss) on Investment Investment Realized Gain
                                     of Period   Income    Investments   Operations   Income   on Investments
                                     --------- ---------- -------------- ---------- ---------- --------------
LONG-TERM TAX-EXEMPT FUND -- (2/5/86*)
 Year Ended March 31,
 1999...............................  $10.03     $0.42        $ 0.12       $ 0.54     $(0.42)      $(0.28)
 2000...............................    9.87      0.42         (0.82)       (0.40)     (0.42)       (0.06)
 2001...............................    8.99      0.40          0.63         1.03      (0.40)          --
 2002...............................    9.62      0.36         (0.14)        0.22      (0.36)          --
 2003...............................    9.48      0.29          0.47         0.76      (0.29)          --
 Six Months Ended September 30, 2003    9.95      0.14            --         0.14      (0.14)          --
INTERMEDIATE-TERM TAX-EXEMPT FUND -- (12/3/85*)
 Year Ended March 31,
 1999...............................  $ 9.48     $0.38        $ 0.14       $ 0.52     $(0.38)      $(0.13)
 2000...............................    9.49      0.37         (0.43)       (0.06)     (0.37)          --
 2001...............................    9.06      0.38          0.51         0.89      (0.38)          --
 2002...............................    9.57      0.35         (0.12)        0.23      (0.35)       (0.06)
 2003...............................    9.39      0.31          0.55         0.86      (0.31)       (0.06)
 Six Months Ended September 30, 2003    9.88      0.13          0.10         0.23      (0.13)          --
SHORT-TERM TAX-EXEMPT SECURITIES FUND -- (12/31/92*)
 Year Ended March 31,
 1999...............................  $ 7.11     $0.26        $ 0.06       $ 0.32     $(0.26)          --
 2000...............................    7.17      0.25         (0.15)        0.10      (0.25)          --
 2001...............................    7.02      0.28          0.13         0.41      (0.28)          --
 2002...............................    7.15      0.20          0.03         0.23      (0.20)      $(0.01)
 2003...............................    7.17      0.12          0.03         0.15      (0.12)          --
 Six Months Ended September 30, 2003    7.20      0.04          0.03         0.07      (0.04)          --
NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND -- (5/31/90*)
 Year Ended March 31,
 1999...............................  $ 8.79     $0.33        $ 0.12       $ 0.45     $(0.33)      $(0.11)
 2000...............................    8.80      0.32         (0.37)       (0.05)     (0.32)       (0.09)
 2001...............................    8.34      0.33          0.49         0.82      (0.33)          --
 2002...............................    8.83      0.31         (0.09)        0.22      (0.31)          --
 2003...............................    8.74      0.27          0.51         0.78      (0.27)       (0.13)
 Six Months Ended September 30, 2003    9.12      0.11          0.10         0.21      (0.11)          --
CALIFORNIA TAX-EXEMPT INCOME FUND -- (10/1/96*)
 Year Ended March 31,
 1999...............................  $ 7.18     $0.27        $ 0.07       $ 0.34     $(0.27)          --
 2000...............................    7.25      0.26         (0.18)        0.08      (0.26)          --
 2001...............................    7.07      0.26          0.23         0.49      (0.26)          --
 2002...............................    7.30      0.26         (0.02)        0.24      (0.26)      $(0.01)
 2003...............................    7.27      0.25          0.22         0.47      (0.25)          --(2)
 Six Months Ended September 30, 2003    7.49      0.12          0.04         0.16      (0.12)          --

* Commencement of Operations
(1)Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
(2)Amount represents less than $0.01 per share.
(3)Not Annualized
(4)Annualized


                      See Notes to Financial Statements.

                                           Ratio of   Ratio of
                                              Net       Gross
                                           Operating  Operating   Ratio of
              Net Asset             Net    Expenses   Expenses      Net
               Value,             Assets,     to         to      Investment
                 End              End of    Average    Average   Income to   Portfolio   Fee
    Total        of      Total    Period      Net        Net      Average    Turnover  Waivers
Distributions  Period    Return   (000's)   Assets    Assets(1)  Net Assets    Rate    (Note 2)
------------- --------- ------    -------- ---------  ---------  ----------  --------- --------
   $(0.70)      $9.87    5.42%    $182,447   0.76%      0.86%       4.17%        88%    $0.01
    (0.48)       8.99   (4.01)%    121,998   0.75%      0.83%       4.54%        78%     0.01
    (0.40)       9.62   11.69%     135,515   0.77%      0.83%       4.33%        60%     0.01
    (0.36)       9.48    2.29%     115,178   0.72%      0.82%       3.66%        35%     0.01
    (0.29)       9.95    8.12%      94,965   0.70%      0.77%       2.99%        51%     0.01
    (0.14)       9.95    1.38%(3)   80,450   0.71%(4)   0.78%(4)    2.71%(4)    101%       --(2)

   $(0.51)      $9.49    5.53%    $323,988   0.58%      0.64%       3.95%        48%       --
    (0.37)       9.06   (0.58)%    292,671   0.57%      0.64%       4.06%        91%    $0.01
    (0.38)       9.57   10.07%     341,170   0.57%      0.64%       4.17%        84%     0.01
    (0.41)       9.39    2.41%     370,018   0.52%      0.64%       3.67%        67%     0.01
    (0.37)       9.88    9.31%     407,102   0.51%      0.59%       3.15%        48%     0.01
    (0.13)       9.98    2.34%(3)  404,628   0.55%(4)   0.62%(4)    2.61%(4)     23%       --(2)

   $(0.26)      $7.17    4.51%    $ 45,161   0.58%      0.65%       3.58%        47%       --
    (0.25)       7.02    1.39%      54,226   0.56%      0.63%       3.54%       130%       --
    (0.28)       7.15    5.94%      83,336   0.58%      0.65%       3.97%        42%       --
    (0.21)       7.17    3.20%     165,690   0.48%      0.55%       2.60%       111%    $0.01
    (0.12)       7.20    2.04%     291,282   0.46%      0.58%       1.57%        31%     0.01
    (0.04)       7.23    0.97%(3)  301,667   0.46%(4)   0.58%(4)    1.09%(4)     37%       --(2)

   $(0.44)      $8.80    5.16%    $154,827   0.73%      0.75%       3.75%        65%       --
    (0.41)       8.34   (0.51)%    126,378   0.73%      0.75%       3.82%        64%       --
    (0.33)       8.83   10.02%     144,421   0.73%      0.75%       3.90%        39%       --
    (0.31)       8.74    2.54%     178,608   0.67%      0.72%       3.53%        45%       --
    (0.40)       9.12    8.96%     187,400   0.67%      0.72%       2.96%        43%       --(2)
    (0.11)       9.22    2.36%(3)  181,881   0.66%(4)   0.71%(4)    2.48%(4)     26%       --(2)

   $(0.27)      $7.25    4.74%    $ 64,911   0.50%      1.08%       3.65%         5%    $0.04
    (0.26)       7.07    1.13%      65,034   0.50%      0.95%       3.67%        16%     0.03
    (0.26)       7.30    7.09%      54,605   0.50%      0.97%       3.69%         6%     0.03
    (0.27)       7.27    3.32%      58,230   0.50%      0.87%       3.55%         4%     0.03
    (0.25)       7.49    6.59%      66,194   0.46%      0.50%       3.36%         9%       --(2)
    (0.12)       7.53    2.14%(3)   63,101   0.50%(4)   0.87%(4)    3.17%(4)      9%     0.01


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
Long-Term Tax-Exempt Fund



Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT SECURITIES -- 84.58%
$4,000,000 Connecticut State Health & Education, Connecticut
            State University Revenue Bonds, Series E,
            (FGIC), 5.000%, 11/01/33......................... $ 4,064,040
 4,000,000 District of Columbia Water & Sewer Revenue Bonds,
            (FGIC), 5.000%, 10/01/33.........................   4,056,560
 3,500,000 +East Baton Rouge, Louisiana, Pollution Control
            Authority Revenue Bonds, Exxon Project,
            1.100%, 03/01/22.................................   3,500,000
 4,000,000 Florida State Jea St. Johns River Power Park
            System Revenue Bonds, 17th Series,
            5.250%, 10/01/13.................................   4,460,840
 4,000,000 Houston, Texas, Water & Sewer Revenue Bonds,
            Series A, (FSA), 5.000%, 12/01/30................   4,028,960
 4,000,000 Los Angeles, California, Department of Water &
            Power Revenue Bonds, Series A, (FGIC),
            5.000%, 07/01/36.................................   4,033,520
 3,500,000 Marshall County, West Virginia, Pollution Control
            Authority, Mountaineer Carbon Revenue
            Bonds, 1.220%, 12/01/20..........................   3,500,000
 4,000,000 New York State Metropolitan Transportation
            Authority Revenue Bonds, Series A,
            5.750%, 07/01/31.................................   4,434,120
 4,000,000 Orange County, California, Sanitation District
            Certificates of Participation, (FGIC),
            5.000%, 02/01/33.................................   4,039,960
 4,000,000 Orlando & Orange County Expressway Authority
            Revenue Bonds, Series B, (AMBAC),
            5.000%, 07/01/35.................................   4,052,080
 4,000,000 Pennsylvania State General Obligation Bonds, 2nd
            Series, (FSA), 5.500%, 05/01/16..................   4,574,560
 3,500,000 Pennsylvania State University Revenue Bonds,
            Series A, 1.040%, 04/01/31.......................   3,500,000
 4,000,000 Seattle, Washington, Municipal Light & Power
            Revenue Bonds, (FSA), 5.000%, 11/01/28...........   4,040,880
 4,000,000 Triborough Bridge & Tunnel Authority Revenue
            Bonds, Series A, 5.000%, 01/01/27................   4,040,080

Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT SECURITIES -- (continued)
$4,000,000 University of California Revenue Bonds,
            Multi-Purpose Projects, Series Q, (FSA),
            5.000%, 09/01/34................................. $ 4,040,320
 3,500,000 +University of Missouri Revenue Bonds, System
            Facilities, Series A, 1.220%, 11/01/31...........   3,500,000
 4,000,000 Washington State, General Obligation Bonds,
            Series C, (FSA), 5.250%, 01/01/26................   4,180,160

                                                              -----------
                                                               68,046,080

                                                              -----------
TAX-EXEMPT SECURITY -- BACKED BY
 LETTERS OF CREDIT -- 4.35%
           BAYERISCHE LANDESBANK
           ---------------------
 3,500,000 +Baltimore, Maryland, Industrial Development
            Authority, Capital Acquisition Revenue Bonds,
            1.100%, 08/01/16.................................   3,500,000

                                                              -----------

 Shares
----------
OTHER INVESTMENTS -- 1.73%
         1 @Dreyfus Tax Exempt Cash Fund.....................           1
 1,392,499 @Provident Tax-Exempt Municipal Fund..............   1,392,499

                                                              -----------
                                                                1,392,500

                                                              -----------

TOTAL INVESTMENTS (Cost $72,089,432*).............  90.66% $72,938,580
OTHER ASSETS & LIABILITIES (NET)..................   9.34    7,511,075
                                                   ------  -----------
NET ASSETS........................................ 100.00% $80,449,655
                                                   ======  ===========

--------
* For Federal tax purposes, the tax basis of investments aggregates $72,117,336. @ Registered Investment Company
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
Notes:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.
 At September 30, 2003, approximately, 15%, 11%, 11%, 10% and 10% of the net assets are invested in California, Florida, New York, Pennsylvania and Washington municipal securities, respectively. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
Intermediate-Term Tax-Exempt Fund

 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT SECURITIES -- 86.46%
$10,000,000 +Alaska State Housing Finance Authority, Capital
             Project Revenue Bonds, Series C,
             (MBIA), 1.080%, 07/01/22......................... $ 10,000,000
 10,000,000 Colorado Springs, Colorado, Utilities Revenue
             Bonds, Series A, 5.250%, 11/15/10................   11,487,100
 10,000,000 Connecticut State Special Tax Obligation Revenue
             Bonds, Transportation Infrastructure, Series A,
             (FGIC), 5.500%, 10/01/10.........................   11,614,700
 10,000,000 Cook County, Illinois, General Obligation Bonds,
             Series D, (AMBAC), 5.250%, 11/15/11..............   11,385,900
 10,000,000 Dallas, Texas, Water Works & Sewer System Revenue
             Bonds, (FSA), 5.375%, 10/01/12...................   11,436,100
 10,000,000 Detroit, Michigan, Sewer Disposal Revenue Bonds,
             Series A, (FSA), 5.000%, 07/01/14................   11,063,500
 15,100,000 +East Baton Rouge, Louisiana, Pollution Control
             Authority Revenue Bonds, Exxon Project,
             1.100%, 03/01/22.................................   15,100,000
 10,000,000 Florida State Division Board Finance Department,
             General Services Revenue Bonds, Series A,
             Department of Environmental Protection-
             Preservation 2000, (FSA), 6.000%, 07/01/13.......   11,984,500
 10,000,000 Florida State Jea St. Johns River Power Park
             System Revenue Bonds, 17th Series,
             5.250%, 10/01/13.................................   11,152,100
 10,000,000 Georgia State General Obligation Bonds, Series C,
             6.500%, 04/01/10.................................   12,134,900

 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT SECURITIES -- (continued)
$10,000,000 +Georgia State Municipal Electric Authority
             Revenue Bonds, Project One, Series B, (FSA),
             1.050%, 01/01/16................................. $ 10,000,000
 10,000,000 Hawaii State General Obligation Bonds, Series CY,
             (FSA), 5.500%, 02/01/12..........................   11,464,600
 15,000,000 +Hennepin County, Minnesota, General Obligation
             Bonds, Series B, 0.950%, 12/01/20................   15,000,000
 10,000,000 Illinois State General Obligation Bonds, First
             Series, (MBIA), 5.500%, 08/01/14.................   11,574,000
 10,000,000 Illinois State Sales Tax Revenue Bonds, First
             Series, (FSA), 5.250%, 06/15/13..................   11,305,300
 14,800,000 Iowa State, Finance Authority, Multifamily
             Housing Village Court Association Revenue Bonds,
             Series B, 1.150%, 11/01/15.......................   14,800,000
 10,000,000 Jefferson County, Colorado, School District
             General Obligation Bonds, (MBIA),
             6.500%, 12/15/11.................................   12,338,600
 10,000,000 +Kansas State Department of Transportation
             Highway Revenue Bonds, Series C-1, 1.050%,
             09/01/19.........................................   10,000,000
 10,000,000 Los Angeles, California, Department of Water &
             Power Revenue Bonds, Series B, (MBIA), 5.000%,
             07/01/13.........................................   11,141,500
 10,000,000 +Loudon County, Virginia, Industrial Development
             Authority Revenue Bonds, Howard Hughes Medical,
             Series A, 1.150%, 02/15/38.......................   10,000,000
 10,000,000 Maryland State General Obligation Bonds, State &
             Local Facilities Loan, 1st Series, 5.250%,
             03/01/13.........................................   11,453,000

                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
Intermediate-Term Tax-Exempt Fund -- (continued)


 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT SECURITIES -- (continued)
$10,000,000 Michigan State Building Authority Revenue Bonds,
             Facilities Program, Series I, (FSA), 5.250%,
             10/15/14......................................... $ 11,298,100
 10,000,000 New Jersey State General Obligation Bonds, Series
             D, 6.000%, 02/15/11..............................   11,781,100
 20,000,000 New Jersey State Transportation Trust Fund
             Authority, Transportation Systems Revenue Bonds,
             Series C, (FSA), 5.500%, 12/15/10................   23,243,400
 10,000,000 New York State Dormitory Authority, State
             University Educational Facilities Revenue Bonds,
             Series B, (FSA), 5.250%, 05/15/11................   11,353,900
 10,000,000 Pennsylvania State General Obligation Bonds,
             5.500%, 02/01/13.................................   11,568,200
 10,000,000 Pennsylvania State General Obligations Bonds,
             Second Series, (FGIC), 5.250%, 10/01/14..........   11,474,500
 10,000,000 South Carolina State Public Services Authority
             Revenue Bonds, Series A, (FSA), 5.500%, 01/01/11.   11,504,100
 10,000,000 Texas State, A & M University Revenue Bonds,
             Financing Systems, Series B, 5.250%, 05/15/14....   11,201,300

                                                               ------------
                                                                349,860,400

                                                               ------------
TAX-EXEMPT SECURITY -- BACKED BY
 LETTERS OF CREDIT -- 2.47%
            PNC BANK N.A.
            -------------
 10,000,000 +Pennsylvania State, Higher Educational
             Facilities Authority, Association of Independent
             Colleges Revenue Bonds, Series E-3,
             1.020%, 11/01/14.................................   10,000,000

                                                               ------------
TAX-EXEMPT SECURITIES -- ESCROWED
 IN U.S. GOVERNMENTS -- 8.48%
 10,000,000 Chicago, Illinois, Metropolitan Water Reclamation
             District Authority General Obligation Bonds,
             Series A, 5.250%, 12/01/10 (Escrowed to Maturity)   11,509,400

 Principal                                                        Value
  Amount                                                         (Note 1)
-----------                                                    ------------
TAX-EXEMPT SECURITIES -- ESCROWED
 IN U.S. GOVERNMENTS -- (continued)
$10,000,000 Jefferson County, Alabama, Sewer Revenue Bonds,
             Series D, (FGIC), 5.000%, 02/01/42 (Prerefunded
             08/01/12 @100)................................... $ 11,308,600
 10,000,000 New Jersey State Transportation Trust Fund
             Authority, Transportation Systems Revenue Bonds,
             Series A, 5.250%, 06/15/11 (Escrowed to Maturity)   11,484,400

                                                               ------------
                                                                 34,302,400

                                                               ------------
  Shares
-----------
OTHER INVESTMENTS -- 1.43%
  3,448,831 @Dreyfus Tax Exempt Cash Fund.....................    3,448,831
  2,325,919 @Provident Tax-Exempt Municipal Fund..............    2,325,919

                                                               ------------
                                                                  5,774,750

                                                               ------------

TOTAL INVESTMENTS (Cost $384,397,449*)............  98.84% $399,937,550
OTHER ASSETS & LIABILITIES (NET)..................   1.16     4,689,952
                                                   ------  ------------
NET ASSETS........................................ 100.00% $404,627,502
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
@ Registered Investment Company
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Notes:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.
 At September 30, 2003, approximately, 11% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.
 At September 30, 2003, approximately, 11% and 11% of the net assets are invested in Illinois and New Jersey municipal securities, respectively. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
Short-Term Tax-Exempt Securities Fund


 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT SECURITIES -- 86.80%
$ 5,000,000 Alabama State General Obligation Bonds, Series
             A, 5.500%, 10/01/03.............................. $ 5,000,000
  7,000,000 Chicago, Illinois, General Obligation Bonds,
             Series A, (AMBAC), 5.000%, 01/01/04..............   7,068,950
  5,000,000 Colorado Springs, Colorado Utilities Revenue
             Bonds, Series A, 5.000%, 11/15/03................   5,023,450
  5,000,000 Connecticut State General Obligation Bonds,
             Series F, 5.000%, 11/15/03.......................   5,023,550
  5,000,000 Connecticut State Special Tax Obligation Revenue
             Bonds, Transportation Infrastructure, Series
             B, 5.000%, 10/01/03..............................   5,000,000
  6,000,000 Delaware River Port Authority Revenue Bonds of
             Pennsylvania & New Jersey, Series B,
             (AMBAC), 5.250%, 01/01/04........................   6,062,760
 10,000,000 +Detroit, Michigan, Water Supply System Revenue
             Bonds, Series C, (FGIC), 1.070%, 07/01/29........  10,000,000
 14,000,000 +Hurley, New Mexico, Pollution Control Authority
             Revenue Bonds, Kennecott Santa Fe, 1.200%,
             12/01/15.........................................  14,000,000
 10,000,000 Maryland State General Obligation Bonds, State &
             Local Facilities Loan, 2nd Series, 4.000%,
             02/01/04.........................................  10,100,100
 30,000,000 Massachusetts State General Obligation Bonds,
             Series B, 4.000%, 08/01/06.......................  32,146,200
  7,000,000 +Minneapolis, Minnesota, General Obligation
             Bonds, 0.950%, 12/01/18..........................   7,000,000
  5,000,000 Mississippi State General Obligation Bonds,
             Gaming Counties Highway Improvements Project,
             Series B, 4.500%, 10/01/03.......................   5,000,000

Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT SECURITIES -- (continued)
$5,000,000 Nassau County, New York, Interim Finance
            Authority Revenue Bonds, Series B, 4.000%,
            11/15/05......................................... $ 5,290,600
 5,000,000 New Jersey State General Obligation Bonds, Series
            D, 5.500%, 02/15/04..............................   5,082,650
12,000,000 New Jersey State, Economic Development Authority
            Revenue Bonds, School Facilities, Series
            F, 5.000%, 06/15/07..............................  13,313,640
10,000,000 New York City, New York, Mass Transit Authority,
            Series A, 0.900%, 11/10/03.......................   9,995,000
 5,000,000 Ohio State Highway Capital Improvements Authority
            General Obligation Bonds, Series F, 5.000%,
            05/01/04.........................................   5,115,200
12,300,000 +Orlando, Florida, Utilities Commission Water &
            Electric Revenue Bonds, Series A, 1.050%,
            10/01/17.........................................  12,300,000
12,000,000 Seattle, Washington, Municipal Light & Power
            Revenue Bonds, (FSA), 5.000%, 11/01/06...........  13,289,160
 5,000,000 Snohomish County, Washington, Public Utility
            District No. 1 Electric Revenue Bonds, 5.000%,
            12/01/05.........................................   5,365,100
11,500,000 Tennessee State Commercial Paper, 0.900%, 10/15/03  11,500,000
12,000,000 Texas State Public Finance Authority General
            Obligation Bonds, Series A, 5.250%, 10/01/07.....  13,527,960
33,000,000 Texas State Public Finance Authority Revenue
            Bonds, Series A, (FSA), 5.000%, 12/15/07.........  37,124,340
10,000,000 Topeka, Kansas, General Obligation Bonds, Series
            A, 4.000%, 12/01/03..............................  10,050,300


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
Short-Term Tax-Exempt Securities Fund -- (continued)


Principal                                                        Value
 Amount                                                         (Note 1)
----------                                                    ------------
TAX-EXEMPT SECURITIES -- (continued)
$8,000,000 University of Maryland Revenue Bonds, Auxiliary
            Facility & Tuition, Series A, 5.000%, 04/01/05... $  8,457,520

                                                              ------------
                                                               261,836,480

                                                              ------------
TAX-EXEMPT SECURITY -- BACKED BY LETTERS OF
 CREDIT -- 3.31%
           BANK ONE N.A.
           -------------
10,000,000 Indiana State Highway Transportation Finance
            Authority Bond Anticipation Notes, 1.500%,
            10/03/03.........................................   10,000,500

                                                              ------------
TAX-EXEMPT SECURITIES -- ESCROWED IN
 U.S. GOVERNMENTS -- 10.41%
 5,000,000 Atlanta, Georgia, Water & Sewer Revenue
            Bonds, 5.000%,
            01/01/09 (Prerefunded 01/01/04 @ 102)............    5,149,650
 5,000,000 Connecticut State General Obligation Bonds,
            Series A, 5.650%,
            03/15/12 (Prerefunded 03/15/04 @ 101.5)..........    5,181,100
 5,000,000 Georgia State Municipal Electric Authority
            Revenue Bonds, Project One, Sub-Series A,
            (AMBAC), 6.250%,
            01/01/14 (Prerefunded 01/01/04 @ 102)............    5,164,850
 5,000,000 Harris County, Texas, Toll Road Revenue Bonds,
            Series A, (MBIA), 6.375%,
            08/15/24 (Prerefunded 08/15/04 @ 102)............    5,334,950
10,000,000 New Jersey State Economic Development, Authority
            Market Transition Facilities Revenue Bonds,
            Series A, (MBIA), 5.875%,
            07/01/11 (Prerefunded 07/01/04 @ 102)............   10,566,800

                                                              ------------
                                                                31,397,350

                                                              ------------

                                                                Value
 Shares                                                        (Note 1)
---------                                                    ------------
OTHER INVESTMENTS -- 1.86%
1,234,032 @Dreyfus Tax Exempt Cash Fund..................... $  1,234,032
4,368,076 @Provident Tax-Exempt Municipal Fund..............    4,368,076

                                                             ------------
                                                                5,602,108

                                                             ------------

TOTAL INVESTMENTS (Cost $306,583,620*)............ 102.38% $308,836,438
OTHER ASSETS & LIABILITIES (NET)..................  (2.38)   (7,169,872)
                                                   ------  ------------
NET ASSETS........................................ 100.00% $301,666,566
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
@ Registered Investment Company
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Notes:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 2003, approximately, 14% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 2003, approximately, 11%, 10% and 19% of the net assets are invested in Massachusetts, New Jersey and Texas municipal securities, respectively. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
New York Intermediate-Term Tax-Exempt Fund

 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT SECURITIES -- 90.52%
$ 8,095,000 +Babylon, New York, General Obligation Bonds,
             (AMBAC), 1.000%, 09/01/17........................ $ 8,095,000
            Long Island Power Authority, New York Electric
             Authority Revenue Bonds, Series A,
 10,000,000  (AMBAC), 5.500%, 12/01/09........................  11,640,800
 10,000,000  5.500%, 12/01/11.................................  11,616,600
  5,000,000 Nassau County, New York, Interim Finance
             Authority Revenue Bonds, Series A,
             (MBIA), 5.750%, 11/15/11.........................   5,812,450
 15,000,000 Nassau County, New York, Interim Finance
             Authority Revenue Bonds, Series B,
             (AMBAC), 5.000%, 11/15/12........................  16,817,400
  6,000,000 +New York City, New York, Multi- Family Housing
             Development Corporation Authority, Parkgate
             Development Project, Series A, (FNMA), 0.970%,
             10/15/28.........................................   6,000,000
 10,000,000 New York City, New York, Transitional Finance
             Authority Revenue Bonds, Series A,
             5.250%, 11/01/10.................................  11,411,300
 10,000,000 New York State Dormitory Authority Revenue Bonds,
             Series B, 5.250%, 11/15/23.......................  10,971,800
  5,000,000 New York State Dormitory Authority, New York
             University Revenue Bonds, Series A,
             (AMBAC), 5.750%, 07/01/12........................   5,865,550
  7,435,000 +New York State Dormitory Authority, Public
             Library Project, Revenue Bonds, Series A,
             (MBIA), 1.050%, 07/01/28.........................   7,435,000
  7,000,000 New York State Dormitory Authority, State
             Personal Income Tax Revenue Bonds, Series
             A, 5.500%, 03/15/12..............................   7,983,360

Principal                                                        Value
 Amount                                                         (Note 1)
----------                                                    ------------
TAX-EXEMPT SECURITIES -- (continued)
$5,000,000 New York State Local Government Assistance
            Authority Revenue Bonds, Series A-1, (FSA),
            5.000%, 04/01/12................................. $  5,558,650
 7,000,000 New York State Metropolitan Transportation
            Authority Revenue Bonds, Series A,
            (AMBAC), 5.500%, 11/15/15........................    7,938,210
 5,000,000 New York State Thruway Authority Revenue
            Bonds, Series A, (MBIA), 5.000%, 04/01/11........    5,584,900
10,000,000 New York State Thruway Authority Service
            Construction Revenue Bonds, Local Highway &
            Bridge Project, 5.500%, 04/01/14.................   11,185,800
 5,000,000 New York State Urban Development Revenue Bonds,
            Correctional Facilities, Series A, 6.500%,
            01/01/10.........................................    5,951,850
 2,290,000 +Port Authority of New York & New Jersey Special
            Obligation Revenue Bonds, Versatile Structure
            Obligations, Series 5, 1.200%, 08/01/24..........    2,290,000
 5,000,000 Puerto Rico Electric Power Authority Revenue
            Bonds, Series BB, (MBIA), 6.000%, 07/01/11.......    5,983,650
 8,000,000 +Suffolk County, New York, Water Authority, Bond
            Anticipation Notes, 1.050%, 01/01/08.............    8,000,000
 8,500,000 West Chester County, New York, Health Revenue
            Bonds, Series C-1, 0.850%, 11/01/19..............    8,500,000

                                                              ------------
                                                               164,642,320

                                                              ------------

                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
New York Intermediate-Term Tax-Exempt Fund -- (continued)


Principal                                                           Value
 Amount                                                            (Note 1)
----------                                                        ----------
TAX-EXEMPT SECURITY -- ESCROWED IN U.S.
 GOVERNMENTS -- 4.49%
$7,000,000 New York State Metropolitan Transportation
            Authority Revenue Bonds, Service Contract,
            Series 8,
            (FSA), 5.375%, 07/01/21, (Prerefunded 07/01/13 @ 100) $8,163,470

                                                                  ----------

 Shares
----------
OTHER INVESTMENTS -- 2.28%
         1 @Dreyfus New York Tax Exempt Cash Fund................          1
 4,139,544 @Provident Institutional New York Money Fund..........  4,139,544

                                                                  ----------
                                                                   4,139,545

                                                                  ----------

TOTAL INVESTMENTS (Cost $171,479,308*)............  97.29% $176,945,335
OTHER ASSETS & LIABILITIES (NET)..................   2.71     4,935,489
                                                   ------  ------------
NET ASSETS........................................ 100.00% $181,880,824
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
@ Registered Investment Company
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Notes:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 2003, approximately, 4% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 2003, approximately, 92% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
California Tax-Exempt Income Fund


Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT SECURITIES -- 89.12%
$  545,000 Alameda-Contra Costa, California, Certificates of
            Participation, Transportation District,
            (AMBAC), 4.000%, 08/01/12........................ $   565,388
   595,000 Berkeley, California, Unified School District,
            General Obligation Bonds, (FGIC),
            4.375%, 08/01/06.................................     645,974
    35,000 California Educational Facilities Authority,
            Santa Clara University Revenue Bonds,
            (MBIA), 4.900%, 09/01/06.........................      38,609
   750,000 California Educational Facilities Authority,
            Stanford University Revenue Bonds, Series
            R, 5.000%, 11/01/11..............................     848,257
   275,000 California State Department of Transportation,
            Certificates of Participation, Series A, (MBIA),
            4.400%, 03/01/04.................................     278,847
 1,000,000 California State Department of Water Resources
            Central Valley Project Revenue Bonds, Series
            T, 5.000%, 12/01/11..............................   1,111,110
   500,000 California State Department of Water Resources
            Central Valley Project Revenue Bonds, Series
            U, 4.000%, 12/01/06..............................     541,185
   750,000 California State Infrastructure & Economic
            Revenue Bonds, Bay Area Toll Bridges, Series A,
            (FSA), 5.000%, 07/01/11..........................     844,657
   250,000 California State Public Works Board, Lease
            Revenue Bonds, Department of Corrections, Series
            D, (MBIA), 4.850%, 09/01/08......................     279,082
   700,000 California State Public Works Board, Lease
            Revenue Bonds, Department of Health Services,
            Series A, 4.350%, 11/01/03.......................     701,526
   750,000 California State, General Obligation
            Bonds, 6.250%, 04/01/08..........................     864,720

Principal                                                        Value
 Amount                                                         (Note 1)
----------                                                    -------------
TAX-EXEMPT SECURITIES -- (continued)
$  750,000 California State, General Obligation Bonds,
            (MBIA), 7.500%, 10/01/07.........................   $   908,565
   315,000 Central Coast, Water Authority, California,
            Revenue Bonds, State Water Project, Series A,
            (AMBAC), 6.000%, 10/01/05........................       345,168
           Central Valley School District Financing
            Authority, California, School District General
            Obligation Bonds, Series A, (MBIA), 6.150%,
 1,000,000  08/01/09.........................................     1,196,760
   550,000  5.850%, 08/01/04.................................       571,928
 1,100,000 Cerritos, California, Public Financing Authority
            Tax Allocation Bonds, Redevelopment Project,
            Series A, (AMBAC), 3.000%, 11/01/10..............     1,108,382
   545,000 Chino Basin, California, Regional Financing
            Authority Municipal Water District Sewer System
            Project, (AMBAC), 7.000%, 08/01/05...............       602,699
   350,000 Contra Costa County, California, Certificates of
            Participation, Capital Projects, (AMBAC),
            4.625%, 02/01/07.................................       384,170
           Contra Costa, California, Transportation
            Authority Sales Tax Revenue Bonds, Series A,
 1,000,000  (FGIC), 6.000%, 03/01/04.........................     1,020,530
   550,000  6.000%, 03/01/07.................................       629,029
 1,000,000  6.000%, 03/01/08.................................     1,168,060
   750,000 East Bay, California, Regional Park District
            Authority General Obligation Bonds, 5.000%,
            09/01/07.........................................       841,747
   250,000 Escondido, California, Unified School District
            General Obligation Bonds, Series A,
            (FGIC), 5.000%, 09/01/08.........................       282,195


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
California Tax-Exempt Income Fund -- (continued)


Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT SECURITIES -- (continued)
$1,150,000 Fairfield-Suisun, Unified School District,
            California, General Obligation Bonds, (MBIA),
            4.250%, 08/01/10................................. $ 1,246,991
   155,000 Fresno, California, Sewer Revenue Bonds, Series
            A-1, (AMBAC), 4.800%, 09/01/06...................     170,540
   750,000 Glendale, California, Unified School District
            General Obligation Bonds, Series D,
            (MBIA), 4.500%, 09/01/13.........................     796,087
   745,000 Los Altos, California, School District General
            Obligation Bonds, Series A, (FSA), 5.000%,
            08/01/06.........................................     821,713
           Los Angeles County, California, Public Works
            Financing Authority, Revenue Bonds, Regional
            Park & Open Space District, Series A, 5.250%,
   300,000  10/01/05.........................................     324,309
   655,000  5.000%, 10/01/04.................................     680,859
   500,000 Los Angeles, California, Department of Airports
            Revenue Bonds, Series A, (FGIC), 6.000%, 05/15/05     538,890
   150,000 Los Angeles, California, Municipal Improvement
            Revenue Bonds, Series A, (FSA), 4.875%, 02/01/06.     162,687
           Los Angeles, California, Municipal Improvement
            Revenue Bonds, Series B, (AMBAC), 4.600%,
   750,000  02/01/06.........................................     808,710
   400,000  4.300%, 02/01/04.................................     404,328
 1,000,000 Los Angeles, California, Sanitation Equipment
            Revenue Bonds, Series A, (FSA), 5.000%, 02/01/10.   1,129,200
   400,000 Los Angeles, California, State Building Authority
            Revenue Bonds, State of California Department of
            General Services, Series A, 5.600%, 05/01/04.....     408,996

 Principal                                                       Value
  Amount                                                        (Note 1)
-----------                                                    -----------
TAX-EXEMPT SECURITIES -- (continued)
$ 1,000,000 Los Angeles, California, Wastewater System
             Revenue Bonds, Series A, (FGIC), 5.500%, 06/01/10 $ 1,161,020
  1,120,000 Marin, California, Municipal Water District
             Revenue Bonds, (AMBAC), 4.000%, 07/01/10.........   1,196,350
    700,000 Metropolitan Water District of Southern
             California, General Obligation Bonds, 4.250%,
             03/01/08.........................................     767,725
  1,000,000 Metropolitan Water District of Southern
             California, General Obligation Bonds, Series
             A, 3.000%, 03/01/08..............................   1,044,160
    960,000 Metropolitan Water District of Southern
             California, Revenue Bonds, 5.750%, 07/01/09......   1,125,946
    200,000 Metropolitan Water District of Southern
             California, Revenue Bonds, Series B,
             (MBIA), 5.250%, 07/01/07.........................     223,926
  1,000,000 Modesto, California, Irrigation District
             Financing Authority Certificates of
             Participation, Series A, (MBIA), 4.000%, 07/01/09   1,079,770
    975,000 Modesto, California, Irrigation District
             Financing Authority Revenue Bonds, Series A,
             (MBIA), 5.450%, 10/01/07.........................   1,099,839
  1,000,000 Moulton-Niguel, California, Water District
             General Obligation Bonds, (AMBAC), 4.000%,
             09/01/10.........................................   1,069,710
    500,000 Napa County, California, Flood Protection &
             Watershed Improvement Revenue Bonds, Series A,
             (FGIC), 5.000%, 06/15/13.........................     543,880
    250,000 Northern California Power Agency, Public Power
             Revenue Bonds, Geothermal Project, Series A,
             (AMBAC), 5.500%, 07/01/05........................     269,268


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
California Tax-Exempt Income Fund -- (continued)


Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT SECURITIES -- (continued)
$  125,000 Northern California Power Agency, Public Power
            Revenue Bonds, Series A, (AMBAC), 5.600%,
            07/01/06......................................... $   139,514
   250,000 Novato, California, General Obligation Bonds,
            Series A, (MBIA), 6.250%, 08/01/07...............     289,178
 1,100,000 Orange County, California, Local Transportation
            Authority Sales Tax Revenue Bonds, 1st Senior,
            (AMBAC), 6.000%, 02/15/08........................   1,283,073
 1,000,000 Orange County, California, Local Transportation
            Authority Sales Tax Revenue Bonds, 2nd Senior,
            (FGIC), 6.000%, 02/15/07.........................   1,141,860
 1,000,000 Oxnard, California, Wastewater District Financing
            Authority Revenue Bonds, (FGIC), 3.500%, 06/01/09   1,057,880
 1,000,000 Rancho, California, Water District Financing
            Authority Revenue Bonds, Series A,
            (FSA), 5.500%, 08/01/10..........................   1,161,300
   250,000 Sacramento County, California, Certificates of
            Participation, Public Facilities Project,
            (MBIA), 4.875%, 02/01/05.........................     262,470
   255,000 Sacramento, California, City Financing Authority
            Lease Revenue Bonds, Series A, (AMBAC), 5.050%,
            11/01/06.........................................     283,920
   300,000 San Bernardino County, California, Certificates
            of Participation, Medical Center Financing
            Project, (MBIA), 5.500%, 08/01/07................     340,872
   255,000 San Bernardino County, California, Transportation
            Authority Sales Tax Revenue Bonds, Series A,
            (MBIA), 4.625%, 03/01/05.........................     267,623

Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT SECURITIES -- (continued)
$1,000,000 San Diego County, California, Certificates of
            Participation, (AMBAC), 5.000%, 11/01/11......... $ 1,131,010
   250,000 San Diego, California, General Obligation Bonds,
            Public Safety Communication Project, 6.500%,
            07/15/08.........................................     300,433
   175,000 San Diego, California, Open Space Park General
            Obligation Bonds, 5.500%, 01/01/04...............     176,897
 1,000,000 San Diego, California, Public Facilities
            Financing Authority Sewer Revenue Bonds,
            (MBIA), 5.000%, 08/01/11.........................   1,127,410
   300,000 San Diego, California, Public Facilities
            Financing Authority Sewer Revenue Bonds, Series
            B, (FGIC), 5.000%, 05/15/08......................     335,151
   875,000 San Francisco, California, Bay Area Rapid Transit
            District, Sales Tax Revenue Bonds, 5.500%,
            07/01/07.........................................     991,699
 1,500,000 San Francisco, California, City & County Airports
            Commission Airport Revenue Bonds, 2nd Series,
            Issue 20, (MBIA), 5.000%, 05/01/06...............   1,643,040
 1,000,000 San Francisco, California, City & County General
            Obligation Bonds, (FSA), 5.000%, 06/15/08........   1,133,910
   680,000 San Francisco, California, City & County General
            Obligation Bonds, Series 1, (FGIC), 4.500%,
            06/15/05.........................................     719,651
 1,020,000 San Francisco, California, City & County Parking
            Authority Revenue Bonds, Parking Meter Project,
            Series 1, (FGIC), 4.000%, 06/01/06...............   1,093,736
   325,000 San Francisco, California, City & County Public
            Utilities Commission Water Revenue Bonds, Series
            A, 6.500%, 11/01/04..............................     342,664


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
California Tax-Exempt Income Fund -- (continued)


Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
TAX-EXEMPT SECURITIES -- (continued)
           San Jose, California, Redevelopment Agency Tax
            Allocation Bonds, Merged Area Redevelopment
$  500,000  Project, (AMBAC), 5.000%, 08/01/07............... $   559,900
   625,000  4.750%, 08/01/05.................................     666,394
   300,000 San Mateo County, California, Joint Powers
            Financing Authority Revenue Bonds, San Mateo
            County Health Care Center, Series A,
            (FSA), 5.600%, 07/15/04..........................     310,785
   500,000 San Mateo County, California, Transportation
            Authority Revenue Bonds, Series A,
            (MBIA), 4.200%, 06/01/04.........................     510,580
   750,000 San Mateo County, California, Transportation
            District, Sales Tax Revenue Bonds, Series A,
            (FSA), 5.000%, 06/01/09..........................     852,623
   510,000 Santa Barbara, California, Waterfront
            Certificates of Participation, (AMBAC), 4.125%,
            10/01/12.........................................     536,423
           Santa Clara County, California, Financing
 1,075,000  Authority, Series A, (AMBAC), 4.500%, 05/15/12...   1,131,932
   175,000  4.300%, 11/15/03.................................     175,681
   500,000 Santa Clara County, California, Transportation
            District, Sales Tax Revenue Bonds, Series
            A, 4.500%, 06/01/06..............................     541,300
 1,000,000 Southern California Public Power Authority
            Revenue Bonds, Series A, (MBIA), 5.250%, 07/01/09   1,135,970
 1,000,000 Southern California Public Power Authority
            Revenue Bonds, Southern Transmission, Series B,
            (FSA), 4.250%, 07/01/11..........................   1,075,030
   600,000 University of California Revenue Bonds,
            Multi-Purpose Projects, Series F,
            (FGIC), 5.000%, 09/01/08.........................     664,428

                                                              -----------
                                                               56,237,829

                                                              -----------

Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    ----------
TAX-EXEMPT SECURITIES -- ESCROWED IN U.S.
 GOVERNMENTS -- 6.85%
$  100,000 California Educational Facilities Authority
            Revenue Bonds, Santa Clara University Project,
            (MBIA), 4.900%, 09/01/06 (Escrowed to Maturity).. $  110,250
   750,000 California State, General Obligation Bonds,
            (FGIC), 6.000%, 08/01/19 (Prerefunded 08/01/04 @
            102).............................................    796,350
 1,000,000 Long Beach, California, Water Revenue
            Bonds, 6.250%, 05/01/24 (Prerefunded 05/01/04 @
            102).............................................  1,050,650
   125,000 Los Angeles, California, Department of Water &
            Power Revenue Bonds, (AMBAC), 4.600%,
            08/15/06 (Escrowed to Maturity)..................    128,929
    40,000 Metropolitan Water District of Southern
            California, Revenue Bonds, 5.750%,
            07/01/09 (Escrowed to Maturity)..................     47,314
   125,000 Northern California Power Agency, Public Power
            Revenue Bonds, Series A, (AMBAC), 5.600%,
            07/01/06 (Escrowed to Maturity)..................    139,875
   400,000 Sacramento County, California, Sanitation
            District Revenue Bonds, 5.500%,
            12/01/05 (Escrowed to Maturity)..................    437,928
   825,000 San Bernardino County, California, Certificates
            of Participation, Medical Center Financing
            Project, Series A, (MBIA), 5.500%,
            08/01/22 (Prerefunded 08/01/05 @ 102)............    909,059
   500,000 San Francisco, California, Bay Area Rapid Transit
            District, Sales Tax Revenue Bonds,
            (FGIC), 5.500%, 07/01/20 (Prerefunded 07/01/05 @
            101).............................................    544,175


                      See Notes to Financial Statements.

Excelsior Tax-Exempt Funds, Inc.
Portfolio of Investments September 30, 2003
California Tax-Exempt Income Fund -- (continued)

Principal                                                      Value
 Amount                                                       (Note 1)
---------                                                    ----------
TAX-EXEMPT SECURITIES -- ESCROWED IN U.S.
 GOVERNMENTS -- (continued)
 $150,000 Santa Barbara County, California, Local
           Transportation Authority Sales Tax Revenue
           Bonds, (FGIC), 4.900%, 04/01/06 (Prerefunded
           04/01/04 @ 101).................................. $  154,446

                                                             ----------
                                                              4,318,976

                                                             ----------

 Shares
---------
OTHER INVESTMENTS -- 3.20%
1,151,644 @Federated California Money Fund..................  1,151,644
  865,520 @Provident California Money Fund..................    865,520

                                                             ----------
                                                              2,017,164

                                                             ----------

TOTAL INVESTMENTS (Cost $59,343,712*).............  99.17% $62,573,969
OTHER ASSETS & LIABILITIES (NET)..................   0.83      526,784
                                                   ------  -----------
NET ASSETS........................................ 100.00% $63,100,753
                                                   ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
@ Registered Investment Company
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
FSA--Financial Security Assurance
MBIA--Municipal Bond Insurance Assoc.

Notes:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 2003, approximately 7% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, on which the Fund relies. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 2003, approximately, 96% of the net assets are invested in California municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                      See Notes to Financial Statements.

                       EXCELSIOR TAX-EXEMPT FUNDS, INC.

                         NOTES TO FINANCIAL STATEMENTS

1.  Significant Accounting Policies

   Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") was incorporated under the laws of the State of Maryland on August 8, 1984 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

   Excelsior Tax-Exempt Fund currently offers shares in seven managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund, New York Intermediate-Term Tax-Exempt Fund and California Tax-Exempt Income Fund (the "Portfolios"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Tax-Exempt Fund in the preparation of the financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Tax-Exempt Fund and Excelsior Funds, Inc. ("Excelsior Fund") are presented separately.

   (a) Portfolio valuation:

      Securities are valued each business day as of the close of the New York Stock Exchange after consultation with an independent pricing service (the "Service"). When in the judgement of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and ask prices (as calculated by the Service based upon its evaluation of the market for such securities). Short-term debt instruments with remaining maturities of 60 days or less, and variable rate demand notes and securities with put options exercisable within one year, are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by Excelsior Tax-Exempt Fund's Board of Directors.

   (b) Security transactions and investment income:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including, where applicable, amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

   (c) Dividends and distributions to shareholders:

      Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

   (d) Expense allocation:

      Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee, Shareholder Servicing Fees and Related Party Transactions

   United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company, N.A. (collectively with U.S. Trust NY, "U.S. Trust"), acting through their respective registered investment advisory divisions, U.S. Trust New York Asset Management Division and U.S. Trust Company, N.A. Asset Management Division, serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.30% of the average daily net assets of Short-Term Tax-Exempt Securities Fund, 0.35% of the average daily net assets of Intermediate-Term Tax-Exempt Fund and 0.50% of the average daily net assets of each of Long-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and California Tax-Exempt Income Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company, N.A. is a national bank organized under the laws of the United States. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   U.S. Trust Company, N.A., SEI Investments Global Funds Services and Federated Services Company ("FSC") (collectively, the "Administrators") provide administrative services to Excelsior Tax-Exempt Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Tax-Exempt Fund, Excelsior Funds, Inc. and Excelsior Funds Trust (excluding the international equity portfolios of Excelsior Funds, Inc. and Excelsior Funds Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Until further notice to the Portfolios, U.S. Trust Company, N.A. has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of each Portfolio. For the six months ended September 30, 2003, administration fees charged by U.S. Trust Company, N.A., net of waivers, were as follows:

              Long-Term Tax-Exempt Fund................. $ 34,734
              Intermediate-Term Tax-Exempt Fund.........  158,689
              Short-Term Tax-Exempt Securities Fund.....  117,200
              New York Intermediate-Term Tax-Exempt Fund   71,713
              California Tax-Exempt Income Fund.........   25,070

   From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. For the six months ended September 30, 2003, and until further notice, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

                Long-Term Tax-Exempt Fund................. 0.80%
                Intermediate-Term Tax-Exempt Fund......... 0.65%
                Short-Term Tax-Exempt Securities Fund..... 0.60%
                New York Intermediate-Term Tax-Exempt Fund 0.80%
                California Tax-Exempt Income Fund......... 0.50%

   For the six months ended September 30, 2003, pursuant to the above, U.S. Trust waived investment advisory fees totaling $57,644 for the California Tax-Exempt Income Fund.

   Excelsior Tax-Exempt Fund has also entered into shareholder servicing agreements with various service organizations (which may include U.S. Trust and its affiliates) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization a shareholder servicing fee at the annual rate of up to 0.25% (0.40% prior to July 29, 2003) of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

   During the six months ended September 30, 2003, a portion of the shareholder servicing fees charged to the Portfolios were paid to affiliates of U.S. Trust. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable in an amount equal to a portion of the shareholder servicing fees paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2003, shareholder servicing fees paid to affiliates of U.S. Trust and waivers by U.S. Trust of investment advisory fees for shareholder servicing fees paid by the Portfolios are as follows:

                                                                Amount
                                                              Waived as
                                                     Amount   Investment
                                                    Paid to    Advisory
                                                   Affiliates    Fees
                                                   ---------- ----------
        Long-Term Tax-Exempt Fund.................  $ 20,819   $ 15,884
        Intermediate-Term Tax-Exempt Fund.........   152,595     76,808
        Short-Term Tax-Exempt Securities Fund.....   136,606    132,694
        New York Intermediate-Term Tax-Exempt Fund    11,812      9,278
        California Tax-Exempt Income Fund.........    50,772     49,648

   Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Tax-Exempt Fund. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

   Boston Financial Data Services, Inc. ("BFDS") serves as transfer agent to the Portfolios.

   Each Independent Director of the Portfolios receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee.

3.  Purchases and Sales of Securities

   For the six months ended September 30, 2003, purchases and sales and maturities of securities, excluding short-term investments, for the Portfolios aggregated:

                                                  Purchases      Sales
                                                 ------------ -----------
      Long-Term Tax-Exempt Fund................. $ 58,417,098 $58,054,613
      Intermediate-Term Tax-Exempt Fund.........   66,816,300  69,364,985
      Short-Term Tax-Exempt Securities Fund.....  126,862,000  64,292,800
      New York Intermediate-Term Tax-Exempt Fund   34,152,650  43,947,930
      California Tax-Exempt Income Fund.........    5,139,483   5,491,750

4.  Federal Taxes

   It is the policy of Excelsior Tax-Exempt Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

   In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

   Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

   The tax character of dividends and contributions paid during the six months ended September 30, 2003 and the year ended March 31, 2003 were as follows:

                                           Tax-Exempt  Ordinary   Long-Term
                                             Income     Income  Capital Gains    Total
                                           ----------- -------- ------------- -----------
Long-Term Tax-Exempt Fund
 Six months ended September 30, 2003*..... $ 1,215,797      --           --   $ 1,215,797
 Year ended March 31, 2003................   3,309,713  $1,231           --     3,310,944
Intermediate-Term Tax-Exempt Fund
 Six months ended September 30, 2003*.....   5,338,314      --           --     5,338,314
 Year ended March 31, 2003................  12,412,447      --   $2,583,052    14,995,499
Short-Term Tax-Exempt Fund
 Six months ended September 30, 2003*.....   1,646,239      --           --     1,646,239
 Year ended March 31, 2003................   3,712,472      --           --     3,712,472
New York Intermediate-Term Tax-Exempt Fund
 Six months ended September 30, 2003*.....   2,294,407      --           --     2,294,407
 Year ended March 31, 2003................   5,629,628      --    2,636,726     8,266,354
California Tax-Exempt Income Fund
 Six months ended September 30, 2003*.....   1,023,114      --           --     1,023,114
 Year ended March 31, 2003................   2,115,479      --       11,932     2,127,411

--------
* Tax character of distributions cannot be determined until the portfolio has completed its taxable year ending March 31, 2004, therefore distributions have currently been reflected as paid from tax-exempt income.

   As of March 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                    Long-Term                              Other
                Tax-Exempt Ordinary  Capital   Capital Loss  Unrealized  Temporary
                  Income    Income    Gains    Carryforward Appreciation Difference    Total
                ---------- -------- ---------- ------------ ------------ ---------- -----------
Long-Term Tax-
  Exempt Fund..  $218,630        --         -- $(2,547,268) $ 2,415,479  $(218,630) $  (131,789)
Intermediate-
  Term Tax-
  Exempt Fund..   991,985  $645,921 $8,008,102          --   16,517,547   (991,985)  25,171,570
Short-Term Tax-
  Exempt Fund..   278,967        --         --     (90,438)     857,387   (278,967)     766,949
New York
  Intermediate-
  Term Tax-
  Exempt Fund..   431,798   196,192  2,213,135          --    6,934,066   (431,798)   9,343,393
California Tax-
  Exempt Income
  Fund.........   197,965        --         --          --    2,931,557   (199,576)   2,929,946

   For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2003, the following Portfolios had capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                             Expiration Date
                                           --------------------
                                           March 31,  March 31,
                                             2009       2011      Total
                                           ---------- --------- ----------
     Long-Term Tax-Exempt Fund............ $2,547,268       --  $2,547,268
     Short-Term Tax-Exempt Securities Fund         --  $90,438      90,438

   At September 30, 2003, aggregate gross unrealized appreciation for all securities for which there was an excess of value over estimated tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of estimated tax cost over value is as follows:

                                       Estimated    Tax Basis     Tax Basis        Net
                                        Federal     Unrealized    Unrealized    Unrealized
                                       Tax Cost    Appreciation (Depreciation) Appreciation
                                      ------------ ------------ -------------- ------------
Long-Term Tax-Exempt Fund............ $ 72,117,336 $ 1,130,438    $(309,194)   $   821,244
Intermediate-Term Tax-Exempt Fund....  384,397,449  15,721,684     (181,583)    15,540,101
Short-Term Tax-Exempt Securities Fund  306,583,620   2,257,818       (5,000)     2,252,818
New York Intermediate-Term Tax-Exempt
  Fund...............................  171,479,308   5,680,484     (214,457)     5,466,027
California Tax-Exempt Income Fund....   59,343,712   3,237,321       (7,064)     3,230,257

5.  Common Stock

   Excelsior Tax-Exempt Fund currently has authorized capital of 24 billion shares of Common Stock, 15 billion of which is currently classified to represent interests in certain classes of shares. Authorized capital currently classified for each Portfolio is as follows: 1.5 billion shares each of Long-Term Tax-Exempt Fund, Intermediate-Term Tax-Exempt Fund, Short-Term Tax-Exempt Securities Fund, New York Intermediate-Term Tax-Exempt Fund, and California Tax-Exempt Income Fund.

   Each share has a par value of $0.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable and tax-exempt earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Tax-Exempt Fund's Board of Directors.

                                                 Long-Term Tax-Exempt Fund
                                    --------------------------------------------------
                                        Six Months Ended             Year Ended
                                            09/30/03                  03/31/03
                                    ------------------------  ------------------------
                                      Shares       Amount       Shares       Amount
                                    ----------  ------------  ----------  ------------
Sold...............................  1,565,336  $ 15,655,513   5,081,297  $ 49,458,276
Issued as reinvestment of dividends     18,705       185,574      48,822       477,558
Redeemed........................... (3,043,326)  (30,305,828) (7,739,473)  (75,686,646)
                                    ----------  ------------  ----------  ------------
Net (Decrease)..................... (1,459,285) $(14,464,741) (2,609,354) $(25,750,812)
                                    ==========  ============  ==========  ============


                                              Intermediate-Term Tax-Exempt Fund
                                    ----------------------------------------------------
                                        Six Months Ended              Year Ended
                                            09/30/03                   03/31/03
                                    ------------------------  --------------------------
                                      Shares       Amount        Shares        Amount
                                    ----------  ------------  -----------  -------------
Sold...............................  6,551,008  $ 65,049,757   15,584,952  $ 152,155,618
Issued as reinvestment of dividends     36,535       362,501      107,316      1,050,586
Redeemed........................... (7,219,668)  (71,783,647) (13,904,896)  (135,872,328)
                                    ----------  ------------  -----------  -------------
Net Increase (Decrease)............   (632,125) $ (6,371,389)   1,787,372  $  17,333,876
                                    ==========  ============  ===========  =============

                                            Short-Term Tax-Exempt Securities Fund
                                    ----------------------------------------------------
                                        Six Months Ended              Year Ended
                                            09/30/03                   03/31/03
                                    ------------------------  --------------------------
                                      Shares       Amount        Shares        Amount
                                    ----------  ------------  -----------  -------------
Sold............................... 10,787,452  $ 77,612,020   30,230,078  $ 217,600,870
Issued as reinvestment of dividends      7,329        52,744       13,775         99,187
Redeemed........................... (9,548,465)  (68,699,393) (12,887,229)   (92,778,309)
                                    ----------  ------------  -----------  -------------
Net Increase.......................  1,246,316  $  8,965,371   17,356,624  $ 124,921,748
                                    ==========  ============  ===========  =============

                                         New York Intermediate-Term Tax-Exempt Fund
                                    ----------------------------------------------------
                                        Six Months Ended              Year Ended
                                            09/30/03                   03/31/03
                                    ------------------------  --------------------------
                                      Shares       Amount        Shares        Amount
                                    ----------  ------------  -----------  -------------
Sold...............................  2,158,369  $ 19,724,975    6,548,542  $  59,361,443
Issued as reinvestment of dividends     24,454       224,218       76,380        692,836
Redeemed........................... (2,990,427)  (27,377,381)  (6,515,400)   (59,172,249)
                                    ----------  ------------  -----------  -------------
Net Increase (Decrease)............   (807,604) $ (7,428,188)     109,522  $     882,030
                                    ==========  ============  ===========  =============

                                              California Tax-Exempt Income Fund
                                    ----------------------------------------------------
                                        Six Months Ended              Year Ended
                                            09/30/03                   03/31/03
                                    ------------------------  --------------------------
                                      Shares       Amount        Shares        Amount
                                    ----------  ------------  -----------  -------------
Sold...............................    783,087  $  5,862,646    2,748,255  $  20,492,940
Issued as reinvestment of dividends      7,855        58,898       13,055         97,474
Redeemed........................... (1,247,479)   (9,320,470)  (1,931,582)   (14,406,311)
                                    ----------  ------------  -----------  -------------
Net Increase (Decrease)............   (456,537) $ (3,398,926)     829,728  $   6,184,103
                                    ==========  ============  ===========  =============

6.  Line of Credit

   The Portfolios and other affiliated funds participate in a $50 million unsecured line of credit provided by The JPMorgan Chase Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, equal to an annual rate of 0.15% of the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2003, the Portfolios had no borrowings under the agreement.

7. Subsequent Events:

   U.S. Trust and Excelsior Fund, Excelsior Funds Trust and Excelsior Tax-Exempt Fund (Excelsior Fund, Excelsior Funds Trust and Excelsior Tax-Exempt Fund, collectively, the "Companies") have been contacted by the Office of the New York State Attorney General (the "NYAG") and U.S. Trust has been contacted by the U.S. Securities and Exchange Commission (the "SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. U.S. Trust and the Companies have been providing full cooperation with respect to these investigations.

   U.S. Trust continues to review the facts and circumstances relevant to the SEC's and the NYAG's investigations. At the present time, management of U.S. Trust is unable to estimate the impact, if any, that the outcome of these investigations may have on the Companies.

   On November 20, 2003, a class action complaint was filed in the United States District Court for the Northern District of California against Schwab, Charles Schwab & Co., Inc. (collectively, "Charles Schwab"), U.S. Trust, the Companies and Doe Defendants. The action, which is brought on behalf of all purchasers, redeemers and holders of the Companies, who purchased, held or otherwise acquired shares of the Companies from November 23, 1998, through November 14, 2003, inclusive (the "Class Period"), alleges violations of the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940 and for common law breach of fiduciary duties. The complaint alleges that during the Class Period, Charles Schwab, U.S. Trust and the Companies allowed the Doe Defendants and others to engage in illegal and improper trading practices, in concert with certain institutional traders, which caused financial injury to the shareholders of the Companies. U.S. Trust and the Companies are evaluating the claims in the complaint and intend to vigorously defend them. At the present time, management of U.S. Trust is unable to estimate the impact, if any, that the outcome of this action may have on the Companies. U.S. Trust believes that additional lawsuits, similar to this lawsuit, may be filed in the future against Charles Schwab, U.S. Trust, the Companies and related parties.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Boards of Directors of Excelsior Tax-Exempt Funds, Inc.

   We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Long-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Short-Term Tax-Exempt Securities, New York Intermediate-Term Tax-Exempt, and California Tax-Exempt Income Portfolios (five of the portfolios constituting the Excelsior Tax-Exempt Funds, Inc.) (the "Funds") as of September 30, 2003, and the related statements of operations for the period from April 1, 2003 to September 30, 2003, the statements of changes in net assets for the period from April 1, 2003 to September 30, 2003 and for the year ended March 31, 2003 and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Long-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Short-Term Tax-Exempt Securities, New York Intermediate-Term Tax-Exempt, and California Tax-Exempt Income Funds at September 30, 2003, the results of their operations for the period from April 1, 2003 to September 30, 2003, the changes in their net assets for the period from April 1, 2003 to September 30, 2003 and for the year ended March 31, 2003, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

             Boston, Massachusetts      /s/ Ernst & Young LLP
             November 11, 2003

                                                                   SA-TXEX-0903

Item 2.   Code of Ethics.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

Item 3.   Audit Committee Financial Expert.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

Item 4.   Principal Accountant Fees and Services.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.   (Reserved)

Item 9.   Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 10. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   Excelsior Tax-Exempt Funds, Inc.

By (Signature and Title)                       \s\ James L. Bailey
                                               -------------------
                                               James L. Bailey
                                               President

Date:  December 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                       \s\ James L. Bailey
                                               -------------------
                                               James L. Bailey
                                               President

Date:  December 8, 2003

By (Signature and Title)                       \s\ Keith O'Connor
                                               ------------------
                                               Keith O'Connor
                                               Chief Financial Officer and
                                               Treasurer

Date:  December 8, 2003